UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22652
                                                    -----------

                      First Trust Variable Insurance Trust
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
             ------------------------------------------------------
                    (Address of principal executive offices)


                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
             ------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2017
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS - 55.8%

                 AEROSPACE & DEFENSE - 2.7%
         13,833  Boeing (The) Co. ...................................................  $    2,446,504
         12,473  General Dynamics Corp. .............................................       2,334,946
         11,691  Huntington Ingalls Industries, Inc. ................................       2,341,006
          8,618  Lockheed Martin Corp. ..............................................       2,306,177
          9,261  Northrop Grumman Corp. .............................................       2,202,636
         15,167  Raytheon Co. .......................................................       2,312,967
         23,217  Rockwell Collins, Inc. .............................................       2,255,764
                                                                                       --------------
                                                                                           16,200,000
                                                                                       --------------

                 AIR FREIGHT & LOGISTICS - 0.7%
         29,400  CH Robinson Worldwide, Inc. ........................................       2,272,326
         40,671  Expeditors International of Washington, Inc. .......................       2,297,505
                                                                                       --------------
                                                                                            4,569,831
                                                                                       --------------

                 AIRLINES - 0.3%
         43,791  Delta Air Lines, Inc. ..............................................       2,012,634
                                                                                       --------------

                 AUTO COMPONENTS - 0.4%
         16,272  Lear Corp. .........................................................       2,303,790
                                                                                       --------------

                 BANKS - 1.4%
         85,576  CenterState Banks, Inc. ............................................       2,216,418
         37,259  Commerce Bancshares, Inc. ..........................................       2,092,466
         61,718  Hanmi Financial Corp. ..............................................       1,897,829
         24,644  South State Corp. ..................................................       2,201,941
                                                                                       --------------
                                                                                            8,408,654
                                                                                       --------------

                 BEVERAGES - 1.1%
         51,954  Coca-Cola (The) Co. ................................................       2,204,928
         23,755  Dr. Pepper Snapple Group, Inc. .....................................       2,326,089
         20,585  PepsiCo, Inc. ......................................................       2,302,638
                                                                                       --------------
                                                                                            6,833,655
                                                                                       --------------

                 BUILDING PRODUCTS - 0.4%
         45,490  A.O. Smith Corp. ...................................................       2,327,268
                                                                                       --------------

                 CAPITAL MARKETS - 3.0%
          5,659  BlackRock, Inc. ....................................................       2,170,283
         29,150  CBOE Holdings, Inc. ................................................       2,363,191
         18,675  CME Group, Inc. ....................................................       2,218,590
         13,177  FactSet Research Systems, Inc. .....................................       2,173,019
         14,662  MarketAxess Holdings, Inc. .........................................       2,748,978
         29,280  Morningstar, Inc. ..................................................       2,301,408
         32,089  Nasdaq, Inc. .......................................................       2,228,581
         28,617  T. Rowe Price Group, Inc. ..........................................       1,950,249
                                                                                       --------------
                                                                                           18,154,299
                                                                                       --------------

                 CHEMICALS - 2.0%
         37,646  Dow Chemical (The) Co. .............................................       2,392,027
         18,373  Ecolab, Inc. .......................................................       2,302,872
         18,280  International Flavors & Fragrances, Inc. ...........................       2,422,648


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 CHEMICALS (CONTINUED)
          5,083  NewMarket Corp. ....................................................  $    2,303,768
          8,015  Sherwin-Williams (The) Co. .........................................       2,486,173
                                                                                       --------------
                                                                                           11,907,488
                                                                                       --------------

                 COMMERCIAL SERVICES & SUPPLIES - 0.8%
         18,642  Cintas Corp. .......................................................       2,358,959
         63,764  Rollins, Inc. ......................................................       2,367,557
                                                                                       --------------
                                                                                            4,726,516
                                                                                       --------------

                 COMMUNICATIONS EQUIPMENT - 0.4%
         71,274  Cisco Systems, Inc. ................................................       2,409,061
                                                                                       --------------

                 CONTAINERS & PACKAGING - 0.8%
         29,324  AptarGroup, Inc. ...................................................       2,257,655
         30,673  Avery Dennison Corp. ...............................................       2,472,244
                                                                                       --------------
                                                                                            4,729,899
                                                                                       --------------

                 DISTRIBUTORS - 0.3%
         22,542  Genuine Parts Co. ..................................................       2,083,106
                                                                                       --------------

                 ELECTRICAL EQUIPMENT - 1.5%
         44,320  AMETEK, Inc. .......................................................       2,396,826
         38,636  Emerson Electric Co. ...............................................       2,312,751
         18,454  Hubbell, Inc. ......................................................       2,215,403
         16,029  Rockwell Automation, Inc. ..........................................       2,495,875
                                                                                       --------------
                                                                                            9,420,855
                                                                                       --------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.1%
         32,052  Amphenol Corp., Class A ............................................       2,281,141
         88,750  Corning, Inc. ......................................................       2,396,250
         31,092  TE Connectivity, Ltd. ..............................................       2,317,908
                                                                                       --------------
                                                                                            6,995,299
                                                                                       --------------

                 EQUITY REAL ESTATE INVESTMENT TRUSTS - 1.0%
         18,482  PS Business Parks, Inc. ............................................       2,120,994
          9,636  Public Storage .....................................................       2,109,417
        141,244  Sunstone Hotel Investors, Inc. .....................................       2,165,271
                                                                                       --------------
                                                                                            6,395,682
                                                                                       --------------

                 FOOD & STAPLES RETAILING - 1.1%
         13,455  Costco Wholesale Corp. .............................................       2,256,269
         27,294  CVS Health Corp. ...................................................       2,142,579
         31,162  Wal-Mart Stores, Inc. ..............................................       2,246,157
                                                                                       --------------
                                                                                            6,645,005
                                                                                       --------------

                 FOOD PRODUCTS - 2.2%
         34,872  General Mills, Inc. ................................................       2,057,797
         61,877  Hormel Foods Corp. .................................................       2,142,800
         17,234  Ingredion, Inc. ....................................................       2,075,491
         16,145  J&J Snack Foods Corp. ..............................................       2,188,616
         23,078  McCormick & Co., Inc. ..............................................       2,251,259


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 FOOD PRODUCTS (CONTINUED)
         22,858  Sanderson Farms, Inc. ..............................................  $    2,373,575
                                                                                       --------------
                                                                                           13,089,538
                                                                                       --------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%
         27,674  Danaher Corp. ......................................................       2,366,957
         17,980  Stryker Corp. ......................................................       2,367,067
                                                                                       --------------
                                                                                            4,734,024
                                                                                       --------------

                 HEALTH CARE PROVIDERS & SERVICES - 1.2%
         29,927  Cardinal Health, Inc. ..............................................       2,440,547
         52,499  Patterson Cos., Inc. ...............................................       2,374,530
         13,461  UnitedHealth Group, Inc. ...........................................       2,207,738
                                                                                       --------------
                                                                                            7,022,815
                                                                                       --------------

                 HOTELS, RESTAURANTS & LEISURE - 1.1%
         35,970  Cheesecake Factory (The), Inc. .....................................       2,279,059
         12,899  Cracker Barrel Old Country Store, Inc. .............................       2,054,166
         38,796  Starbucks Corp. ....................................................       2,265,298
                                                                                       --------------
                                                                                            6,598,523
                                                                                       --------------

                 HOUSEHOLD PRODUCTS - 0.8%
         48,741  Church & Dwight Co., Inc. ..........................................       2,430,714
         25,620  Procter & Gamble (The) Co. .........................................       2,301,957
                                                                                       --------------
                                                                                            4,732,671
                                                                                       --------------

                 INDUSTRIAL CONGLOMERATES - 1.5%
         12,065  3M Co. .............................................................       2,308,397
         19,532  Carlisle Cos., Inc. ................................................       2,078,400
         18,591  Honeywell International, Inc. ......................................       2,321,458
         11,765  Roper Technologies, Inc. ...........................................       2,429,355
                                                                                       --------------
                                                                                            9,137,610
                                                                                       --------------

                 INSURANCE - 9.9%
         30,949  AFLAC, Inc. ........................................................       2,241,327
         29,061  Allstate (The) Corp. ...............................................       2,368,181
         34,546  AMERISAFE, Inc. ....................................................       2,242,035
         19,313  Aon PLC ............................................................       2,292,260
         32,684  Argo Group International Holdings, Ltd. ............................       2,215,975
         39,163  Aspen Insurance Holdings, Ltd. .....................................       2,038,434
         23,193  Assurant, Inc. .....................................................       2,218,874
         33,001  Axis Capital Holdings, Ltd. ........................................       2,212,057
         48,015  Brown & Brown, Inc. ................................................       2,003,186
         16,302  Chubb, Ltd. ........................................................       2,221,147
         51,905  CNA Financial Corp. ................................................       2,292,644
          9,956  Everest Re Group, Ltd. .............................................       2,327,812
         58,802  First American Financial Corp. .....................................       2,309,743
         23,667  Hanover Insurance Group (The), Inc. ................................       2,131,450
         45,204  Hartford Financial Services (The) Group, Inc. ......................       2,172,956
         50,326  Horace Mann Educators Corp. ........................................       2,065,882
         31,867  Marsh & McLennan Cos., Inc. ........................................       2,354,653


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 INSURANCE (CONTINUED)
         37,227  Principal Financial Group, Inc. ....................................  $    2,349,396
         38,329  ProAssurance Corp. .................................................       2,309,322
         60,677  Progressive (The) Corp. ............................................       2,377,325
         17,115  Reinsurance Group of America, Inc. .................................       2,173,263
         15,808  RenaissanceRe Holdings, Ltd. .......................................       2,286,627
         29,225  Safety Insurance Group, Inc. .......................................       2,048,673
         29,201  Torchmark Corp. ....................................................       2,249,645
         17,595  Travelers Cos., Inc. ...............................................       2,120,901
         39,156  Validus Holdings, Ltd. .............................................       2,208,007
         57,809  XL Group, Ltd. .....................................................       2,304,267
                                                                                       --------------
                                                                                           60,136,042
                                                                                       --------------

                 IT SERVICES - 3.7%
         18,387  Accenture PLC, Class A .............................................       2,204,234
         36,981  Amdocs, Ltd. .......................................................       2,255,471
         20,958  Automatic Data Processing, Inc. ....................................       2,145,890
         32,488  Broadridge Financial Solutions, Inc. ...............................       2,207,560
         12,974  International Business Machines Corp. ..............................       2,259,292
         24,264  Jack Henry & Associates, Inc. ......................................       2,258,978
         20,864  MasterCard, Inc., Class A ..........................................       2,346,574
         35,379  Paychex, Inc. ......................................................       2,083,823
         27,609  Visa, Inc., Class A ................................................       2,453,612
         99,169  Western Union (The) Co. ............................................       2,018,089
                                                                                       --------------
                                                                                           22,233,523
                                                                                       --------------

                 LEISURE PRODUCTS - 0.4%
         39,493  Brunswick Corp. ....................................................       2,416,972
                                                                                       --------------

                 MACHINERY - 3.8%
         15,757  Cummins, Inc. ......................................................       2,382,458
         51,190  Donaldson Co., Inc. ................................................       2,330,169
         25,920  Graco, Inc. ........................................................       2,440,109
         23,913  IDEX Corp. .........................................................       2,236,104
         17,589  Illinois Tool Works, Inc. ..........................................       2,330,015
         28,702  Ingersoll-Rand PLC .................................................       2,334,047
         28,094  Lincoln Electric Holdings, Inc. ....................................       2,440,245
         12,578  Snap-On, Inc. ......................................................       2,121,531
         38,498  Toro (The) Co. .....................................................       2,404,585
         25,943  Wabtec Corp. .......................................................       2,023,554
                                                                                       --------------
                                                                                           23,042,817
                                                                                       --------------

                 MEDIA - 1.1%
         92,012  Interpublic Group of (The) Cos., Inc. ..............................       2,260,735
         25,306  Omnicom Group, Inc. ................................................       2,181,630
         20,668  Walt Disney (The) Co. ..............................................       2,343,545
                                                                                       --------------
                                                                                            6,785,910
                                                                                       --------------

                 MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 0.4%
        282,304  MFA Financial, Inc. ................................................       2,281,016
                                                                                       --------------


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 OIL, GAS & CONSUMABLE FUELS - 0.6%
         23,862  Exxon Mobil Corp. ..................................................  $    1,956,923
         24,929  Phillips 66 ........................................................       1,974,875
                                                                                       --------------
                                                                                            3,931,798
                                                                                       --------------

                 PAPER & FOREST PRODUCTS - 0.3%
         25,279  Neenah Paper, Inc. .................................................       1,888,341
                                                                                       --------------

                 PERSONAL PRODUCTS - 0.4%
         28,162  Estee Lauder (The) Cos., Inc., Class A .............................       2,387,856
                                                                                       --------------

                 PHARMACEUTICALS - 0.8%
         18,698  Johnson & Johnson ..................................................       2,328,836
         66,315  Pfizer, Inc. .......................................................       2,268,636
                                                                                       --------------
                                                                                            4,597,472
                                                                                       --------------

                 PROFESSIONAL SERVICES - 1.2%
         18,220  Equifax, Inc. ......................................................       2,491,403
         35,721  Exponent, Inc. .....................................................       2,127,185
         24,240  ManpowerGroup, Inc. ................................................       2,486,297
                                                                                       --------------
                                                                                            7,104,885
                                                                                       --------------

                 ROAD & RAIL - 1.1%
         22,193  JB Hunt Transport Services, Inc. ...................................       2,035,986
         25,248  Landstar System, Inc. ..............................................       2,162,491
         20,778  Union Pacific Corp. ................................................       2,200,806
                                                                                       --------------
                                                                                            6,399,283
                                                                                       --------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
         29,520  Texas Instruments, Inc. ............................................       2,378,131
         48,730  Xperi Corp. ........................................................       1,654,384
                                                                                       --------------
                                                                                            4,032,515
                                                                                       --------------

                 SOFTWARE - 0.7%
         67,799  CA, Inc. ...........................................................       2,150,584
         18,797  Intuit, Inc. .......................................................       2,180,264
                                                                                       --------------
                                                                                            4,330,848
                                                                                       --------------

                 SPECIALTY RETAIL - 1.5%
         30,386  Foot Locker, Inc. ..................................................       2,273,177
         16,069  Home Depot (The), Inc. .............................................       2,359,411
         32,835  Ross Stores, Inc. ..................................................       2,162,841
         28,669  TJX (The) Cos., Inc. ...............................................       2,267,145
                                                                                       --------------
                                                                                            9,062,574
                                                                                       --------------

                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.4%
         18,596  Apple, Inc. ........................................................       2,671,501
                                                                                       --------------

                 TEXTILES, APPAREL & LUXURY GOODS - 1.1%
         24,935  Carter's, Inc. .....................................................       2,239,163
         42,378  NIKE, Inc., Class B ................................................       2,361,726


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 TEXTILES, APPAREL & LUXURY GOODS (CONTINUED)
         40,377  VF Corp. ...........................................................  $    2,219,524
                                                                                       --------------
                                                                                            6,820,413
                                                                                       --------------

                 TOBACCO - 0.4%
         38,436  Reynolds American, Inc. ............................................       2,422,237
                                                                                       --------------

                 TRADING COMPANIES & DISTRIBUTORS - 0.7%
          9,275  W.W. Grainger, Inc. ................................................       2,158,849
         14,541  Watsco, Inc. .......................................................       2,081,980
                                                                                       --------------
                                                                                            4,240,829
                                                                                       --------------
                 TOTAL COMMON STOCKS ................................................     338,225,055
                 (Cost $302,113,664)                                                   --------------

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES - 39.3%

                 AEROSPACE & DEFENSE - 0.9%
$       100,000  Boeing (The) Co. .......................      1.65%       10/30/20            98,851
        250,000  Boeing (The) Co. .......................      2.35%       10/30/21           250,352
        553,000  Boeing (The) Co. .......................      2.13%       03/01/22           546,892
        175,000  Boeing (The) Co. .......................      1.88%       06/15/23           166,760
        100,000  Boeing (The) Co. .......................      2.60%       10/30/25            97,504
        175,000  Boeing (The) Co. .......................      2.25%       06/15/26           165,864
        250,000  Boeing (The) Co. .......................      2.80%       03/01/27           244,711
        308,000  Boeing (The) Co. .......................      3.38%       06/15/46           281,922
        250,000  Boeing (The) Co. .......................      3.65%       03/01/47           239,329
        300,000  Boeing Capital Corp. ...................      4.70%       10/27/19           322,983
        200,000  Lockheed Martin Corp. ..................      2.50%       11/23/20           201,552
        250,000  Lockheed Martin Corp. ..................      3.55%       01/15/26           254,552
        220,000  Lockheed Martin Corp. ..................      4.70%       05/15/46           239,261
        250,000  Northrop Grumman Corp. .................      3.20%       02/01/27           248,157
        200,000  Northrop Grumman Corp. .................      5.05%       11/15/40           222,869
        250,000  Rockwell Collins, Inc. .................      2.80%       03/15/22           250,622
        250,000  Rockwell Collins, Inc. .................      3.20%       03/15/24           250,100
        250,000  Rockwell Collins, Inc. .................      3.50%       03/15/27           250,594
        250,000  Rockwell Collins, Inc. .................      4.35%       04/15/47           250,710
        285,000  United Technologies Corp. (a)...........      1.38%       11/01/19           286,955
        500,000  United Technologies Corp. ..............      3.75%       11/01/46           470,659
                                                                                       --------------
                                                                                            5,341,199
                                                                                       --------------

                 AIR FREIGHT & LOGISTICS - 0.7%
        250,000  FedEx Corp. ............................      2.30%       02/01/20           252,231
        300,000  FedEx Corp. ............................      3.20%       02/01/25           300,719
        850,000  FedEx Corp. ............................      3.30%       03/15/27           835,757
        250,000  FedEx Corp. ............................      4.75%       11/15/45           257,040
        648,000  FedEx Corp. ............................      4.55%       04/01/46           650,112
        500,000  FedEx Corp. ............................      4.40%       01/15/47           488,099
        545,000  United Parcel Service, Inc. ............      2.45%       10/01/22           546,727
        500,000  United Parcel Service, Inc. ............      2.40%       11/15/26           478,224


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 AIR FREIGHT & LOGISTICS (CONTINUED)
$       500,000  United Parcel Service, Inc. ............      3.40%       11/15/46    $      456,230
                                                                                       --------------
                                                                                            4,265,139
                                                                                       --------------

                 AIRLINES - 0.2%
        385,000  Southwest Airlines Co. .................      2.75%       11/06/19           391,605
        420,000  Southwest Airlines Co. .................      2.65%       11/05/20           425,099
        250,000  Southwest Airlines Co. .................      3.00%       11/15/26           236,500
                                                                                       --------------
                                                                                            1,053,204
                                                                                       --------------

                 AUTOMOBILES - 0.1%
        250,000  Ford Motor Co. .........................      4.35%       12/08/26           255,422
        250,000  Ford Motor Co. .........................      5.29%       12/08/46           250,355
                                                                                       --------------
                                                                                              505,777
                                                                                       --------------

                 BANKS - 7.0%
      1,400,000  Bank of America Corp. ..................      2.60%       01/15/19         1,415,190
        400,000  Bank of America Corp. (a)...............      2.02%       04/01/19           403,617
        100,000  Bank of America Corp. ..................      2.63%       10/19/20           100,620
        600,000  Bank of America Corp. ..................      2.63%       04/19/21           599,096
        725,000  Bank of America Corp. ..................      5.70%       01/24/22           814,804
        250,000  Bank of America Corp. (a)...............      2.22%       10/21/22           254,118
        250,000  Bank of America Corp. ..................      2.50%       10/21/22           244,012
        500,000  Bank of America Corp. (a)...............      2.19%       01/20/23           507,285
        450,000  Bank of America Corp. ..................      4.00%       04/01/24           467,269
        100,000  Bank of America Corp. ..................      4.00%       01/22/25           100,061
        400,000  Bank of America Corp. ..................      4.45%       03/03/26           410,970
        950,000  Bank of America Corp. ..................      3.50%       04/19/26           938,624
        150,000  Bank of America Corp. ..................      3.25%       10/21/27           143,090
        250,000  Bank of America Corp. ..................      4.18%       11/25/27           251,403
        500,000  Bank of America Corp. (a)...............      3.82%       01/20/28           501,855
        225,000  Bank of America Corp. ..................      5.88%       02/07/42           271,550
        225,000  Bank of America Corp. ..................      4.88%       04/01/44           243,608
        250,000  Bank of America Corp. (a)...............      4.44%       01/20/48           252,656
      1,000,000  BB&T Corp. .............................      2.05%       05/10/21           985,168
        500,000  BB&T Corp. (a)..........................      1.80%       04/01/22           500,666
        500,000  Citibank N.A. (a).......................      1.49%       03/20/19           500,240
        800,000  Citigroup, Inc. ........................      2.15%       07/30/18           803,009
        300,000  Citigroup, Inc. ........................      2.50%       09/26/18           302,791
      1,000,000  Citigroup, Inc. (a).....................      2.03%       06/07/19         1,009,590
        300,000  Citigroup, Inc. ........................      2.05%       06/07/19           299,901
      1,000,000  Citigroup, Inc. (a).....................      1.80%       01/10/20         1,003,747
        500,000  Citigroup, Inc. ........................      2.45%       01/10/20           502,461
        250,000  Citigroup, Inc. ........................      2.40%       02/18/20           251,048
        600,000  Citigroup, Inc. ........................      2.70%       03/30/21           601,280
        350,000  Citigroup, Inc. ........................      2.35%       08/02/21           344,923
      1,000,000  Citigroup, Inc. (a).....................      2.18%       12/08/21         1,009,608
        250,000  Citigroup, Inc. ........................      2.90%       12/08/21           251,222
        775,000  Citigroup, Inc. ........................      4.50%       01/14/22           830,275
        450,000  Citigroup, Inc. ........................      4.60%       03/09/26           462,958


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 BANKS (CONTINUED)
$       300,000  Citigroup, Inc. ........................      3.40%       05/01/26    $      292,873
        250,000  Citigroup, Inc. ........................      3.20%       10/21/26           239,626
        300,000  Citigroup, Inc. ........................      4.30%       11/20/26           303,469
        100,000  Citigroup, Inc. ........................      4.45%       09/29/27           101,415
        500,000  Citigroup, Inc. (a).....................      3.89%       01/10/28           503,243
        350,000  Citigroup, Inc. ........................      4.13%       07/25/28           344,942
        200,000  Citigroup, Inc. ........................      5.88%       01/30/42           243,334
        100,000  Citigroup, Inc. ........................      6.68%       09/13/43           127,762
        750,000  Citigroup, Inc. ........................      4.75%       05/18/46           743,807
        250,000  Citizens Bank N.A. .....................      2.25%       03/02/20           249,816
        600,000  HSBC Bank USA N.A. .....................      4.88%       08/24/20           642,919
        100,000  HSBC USA, Inc. .........................      1.50%       11/13/17           100,018
      1,000,000  HSBC USA, Inc. .........................      1.63%       01/16/18           999,488
        400,000  JPMorgan Chase & Co. ...................      1.85%       03/22/19           400,218
        400,000  JPMorgan Chase & Co. ...................      2.20%       10/22/19           402,089
        150,000  JPMorgan Chase & Co. ...................      2.55%       03/01/21           150,281
      1,000,000  JPMorgan Chase & Co. (a)................      1.66%       03/09/21           996,337
        550,000  JPMorgan Chase & Co. ...................      4.63%       05/10/21           592,871
        450,000  JPMorgan Chase & Co. ...................      2.40%       06/07/21           447,946
      1,000,000  JPMorgan Chase & Co. (a)................      1.94%       01/15/23         1,008,408
        325,000  JPMorgan Chase & Co. ...................      3.20%       01/25/23           328,569
        500,000  JPMorgan Chase & Co. ...................      2.70%       05/18/23           490,419
        250,000  JPMorgan Chase & Co. (a)................      2.27%       10/24/23           255,960
        400,000  JPMorgan Chase & Co. ...................      3.88%       02/01/24           416,160
        850,000  JPMorgan Chase & Co. ...................      3.30%       04/01/26           832,656
        300,000  JPMorgan Chase & Co. ...................      4.13%       12/15/26           306,280
        250,000  JPMorgan Chase & Co. ...................      3.63%       12/01/27           243,073
        500,000  JPMorgan Chase & Co. (a)................      3.78%       02/01/28           505,336
        400,000  JPMorgan Chase & Co. ...................      6.40%       05/15/38           517,634
        100,000  JPMorgan Chase & Co. ...................      4.85%       02/01/44           110,771
        150,000  JPMorgan Chase & Co. ...................      4.95%       06/01/45           158,401
        500,000  JPMorgan Chase & Co. (a)................      4.26%       02/22/48           499,818
        437,000  JPMorgan Chase Bank N.A. ...............      6.00%       10/01/17           446,188
      1,000,000  Wachovia Corp. (a)......................      1.40%       06/15/17         1,000,404
        600,000  Wells Fargo & Co. ......................      6.00%       11/15/17           616,268
        575,000  Wells Fargo & Co. ......................      2.13%       04/22/19           577,362
        200,000  Wells Fargo & Co. ......................      2.15%       01/30/20           200,505
        100,000  Wells Fargo & Co. ......................      2.55%       12/07/20           100,560
        900,000  Wells Fargo & Co. ......................      3.00%       01/22/21           916,709
        550,000  Wells Fargo & Co. ......................      2.50%       03/04/21           548,731
        300,000  Wells Fargo & Co. ......................      2.10%       07/26/21           294,007
      1,000,000  Wells Fargo & Co. (a)...................      1.96%       02/11/22         1,006,340
      1,000,000  Wells Fargo & Co. (a)...................      2.15%       01/24/23         1,011,860
        250,000  Wells Fargo & Co. (a)...................      2.27%       10/31/23           254,785
        425,000  Wells Fargo & Co. ......................      3.30%       09/09/24           426,071
        550,000  Wells Fargo & Co. ......................      3.00%       04/22/26           528,467
        100,000  Wells Fargo & Co. ......................      4.10%       06/03/26           102,215
        250,000  Wells Fargo & Co. ......................      3.00%       10/23/26           239,658
        200,000  Wells Fargo & Co. ......................      4.30%       07/22/27           208,088


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 BANKS (CONTINUED)
$       100,000  Wells Fargo & Co. ......................      4.90%       11/17/45    $      104,507
        275,000  Wells Fargo & Co. ......................      4.40%       06/14/46           266,976
        750,000  Wells Fargo & Co. ......................      4.75%       12/07/46           768,054
      1,000,000  Wells Fargo Bank N.A. (a)...............      1.55%       11/28/18         1,004,549
        250,000  Wells Fargo Bank N.A. ..................      1.75%       05/24/19           249,289
        500,000  Wells Fargo Bank N.A. (a)...............      1.75%       12/06/19           503,944
        200,000  Wells Fargo Bank N.A. ..................      5.95%       08/26/36           243,321
                                                                                       --------------
                                                                                           42,753,512
                                                                                       --------------

                 BEVERAGES - 1.2%
        690,000  Anheuser-Busch Inbev Worldwide, Inc. ...      2.65%       02/01/21           695,804
        200,000  Anheuser-Busch Inbev Worldwide, Inc. ...      2.50%       07/15/22           197,909
        625,000  Anheuser-Busch Inbev Worldwide, Inc. ...      3.30%       02/01/23           636,949
        600,000  Anheuser-Busch Inbev Worldwide, Inc. ...      3.65%       02/01/26           607,831
        875,000  Anheuser-Busch Inbev Worldwide, Inc. ...      4.70%       02/01/36           928,590
      1,100,000  Anheuser-Busch Inbev Worldwide, Inc. ...      4.90%       02/01/46         1,193,491
        250,000  Coca-Cola (The) Co. ....................      1.38%       05/30/19           248,962
        150,000  Coca-Cola (The) Co. ....................      1.88%       10/27/20           150,025
        250,000  Coca-Cola (The) Co. ....................      1.55%       09/01/21           243,992
        975,000  Coca-Cola (The) Co. ....................      3.20%       11/01/23         1,006,098
        100,000  Coca-Cola (The) Co. ....................      2.88%       10/27/25            99,143
        100,000  Coca-Cola (The) Co. ....................      2.55%       06/01/26            96,438
        250,000  Coca-Cola (The) Co. ....................      2.25%       09/01/26           234,829
        400,000  Molson Coors Brewing Co. ...............      3.00%       07/15/26           381,134
        550,000  Molson Coors Brewing Co. ...............      4.20%       07/15/46           517,133
                                                                                       --------------
                                                                                            7,238,328
                                                                                       --------------

                 BIOTECHNOLOGY - 0.4%
        350,000  AbbVie, Inc. ...........................      2.50%       05/14/20           352,642
        375,000  AbbVie, Inc. ...........................      2.90%       11/06/22           374,072
        250,000  AbbVie, Inc. ...........................      3.60%       05/14/25           250,484
        175,000  AbbVie, Inc. ...........................      4.40%       11/06/42           167,415
        300,000  AbbVie, Inc. ...........................      4.70%       05/14/45           300,367
        450,000  Amgen, Inc. ............................      2.70%       05/01/22           451,199
        200,000  Amgen, Inc. ............................      3.63%       05/22/24           205,275
        100,000  Amgen, Inc. ............................      2.60%       08/19/26            92,886
        200,000  Amgen, Inc. ............................      5.38%       05/15/43           219,962
        100,000  Amgen, Inc. ............................      4.40%       05/01/45            97,450
                                                                                       --------------
                                                                                            2,511,752
                                                                                       --------------

                 BUILDING PRODUCTS - 0.1%
        450,000  Masco Corp. ............................      3.50%       04/01/21           460,174
                                                                                       --------------

                 CAPITAL MARKETS - 3.6%
        250,000  Charles Schwab (The) Corp. .............      3.20%       03/02/27           248,951
        800,000  Goldman Sachs Group (The), Inc. (a).....      1.73%       06/04/17           800,733
        825,000  Goldman Sachs Group (The), Inc. ........      6.15%       04/01/18           859,676
      1,000,000  Goldman Sachs Group (The), Inc. (a).....      2.24%       04/30/18         1,009,010
        300,000  Goldman Sachs Group (The), Inc. ........      2.00%       04/25/19           299,596
        600,000  Goldman Sachs Group (The), Inc. ........      2.55%       10/23/19           605,824


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 CAPITAL MARKETS (CONTINUED)
$       700,000  Goldman Sachs Group (The), Inc. (a).....      1.92%       12/13/19    $      705,335
        500,000  Goldman Sachs Group (The), Inc. ........      2.30%       12/13/19           500,619
        500,000  Goldman Sachs Group (The), Inc. ........      2.60%       04/23/20           503,174
        500,000  Goldman Sachs Group (The), Inc. (a).....      1.88%       12/27/20           499,580
        700,000  Goldman Sachs Group (The), Inc. ........      2.63%       04/25/21           698,751
        500,000  Goldman Sachs Group (The), Inc. ........      2.35%       11/15/21           490,223
        497,000  Goldman Sachs Group (The), Inc. (a).....      2.14%       04/26/22           501,400
        500,000  Goldman Sachs Group (The), Inc. ........      3.00%       04/26/22           501,700
        700,000  Goldman Sachs Group (The), Inc. ........      3.63%       01/22/23           718,531
        600,000  Goldman Sachs Group (The), Inc. ........      4.00%       03/03/24           623,009
        150,000  Goldman Sachs Group (The), Inc. ........      3.50%       01/23/25           149,676
        600,000  Goldman Sachs Group (The), Inc. ........      4.25%       10/21/25           612,676
        550,000  Goldman Sachs Group (The), Inc. ........      3.75%       02/25/26           554,544
        500,000  Goldman Sachs Group (The), Inc. ........      3.50%       11/16/26           489,797
        750,000  Goldman Sachs Group (The), Inc. ........      3.85%       01/26/27           755,056
        400,000  Goldman Sachs Group (The), Inc. ........      6.25%       02/01/41           504,044
         50,000  Goldman Sachs Group (The), Inc. ........      4.75%       10/21/45            52,885
        200,000  Moody's Corp. ..........................      2.75%       12/15/21           199,908
        800,000  Morgan Stanley (a)......................      1.89%       01/24/19           806,440
        695,000  Morgan Stanley .........................      2.50%       01/24/19           702,165
        400,000  Morgan Stanley .........................      2.65%       01/27/20           404,088
        100,000  Morgan Stanley (a)......................      1.84%       02/14/20           100,245
      1,000,000  Morgan Stanley .........................      2.50%       04/21/21           995,551
        550,000  Morgan Stanley .........................      5.50%       07/28/21           610,514
        500,000  Morgan Stanley .........................      2.63%       11/17/21           497,242
        875,000  Morgan Stanley (a)......................      2.21%       01/20/22           884,061
        300,000  Morgan Stanley .........................      3.75%       02/25/23           310,220
        500,000  Morgan Stanley (a)......................      2.44%       10/24/23           511,007
        450,000  Morgan Stanley .........................      3.88%       04/29/24           463,825
        800,000  Morgan Stanley .........................      3.88%       01/27/26           812,146
        250,000  Morgan Stanley .........................      4.35%       09/08/26           256,562
        250,000  Morgan Stanley .........................      3.63%       01/20/27           248,682
        350,000  Morgan Stanley .........................      6.38%       07/24/42           450,923
        100,000  Morgan Stanley .........................      4.30%       01/27/45            99,310
        250,000  Morgan Stanley .........................      4.38%       01/22/47           251,221
        300,000  Nasdaq, Inc. ...........................      3.85%       06/30/26           298,964
                                                                                       --------------
                                                                                           21,587,864
                                                                                       --------------

                 CHEMICALS - 0.3%
        250,000  CF Industries, Inc. (b).................      3.40%       12/01/21           250,323
        250,000  Chevron Phillips Chemical Co., LLC/
                   Chevron Phillips Chemical Co.,
                   L.P. (b) .............................      3.40%       12/01/26           250,558
        525,000  Dow Chemical (The) Co. .................      8.55%       05/15/19           595,437
        200,000  Dow Chemical (The) Co. .................      3.00%       11/15/22           202,302
         75,000  Dow Chemical (The) Co. .................      4.63%       10/01/44            77,217
        228,000  Eastman Chemical Co. ...................      4.65%       10/15/44           230,347
        100,000  Westlake Chemical Corp. (b).............      3.60%       08/15/26            98,124


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 CHEMICALS (CONTINUED)
$       250,000  Westlake Chemical Corp. (b).............      5.00%       08/15/46    $      257,695
                                                                                       --------------
                                                                                            1,962,003
                                                                                       --------------

                 COMMUNICATIONS EQUIPMENT - 0.3%
        100,000  Cisco Systems, Inc. ....................      1.40%       09/20/19            99,269
        100,000  Cisco Systems, Inc. ....................      2.45%       06/15/20           101,512
        800,000  Cisco Systems, Inc. ....................      2.20%       09/20/23           775,277
        500,000  Cisco Systems, Inc. ....................      3.63%       03/04/24           526,249
        100,000  Cisco Systems, Inc. ....................      2.95%       02/28/26            99,241
        200,000  Cisco Systems, Inc. ....................      2.50%       09/20/26           190,130
        225,000  Cisco Systems, Inc. ....................      5.90%       02/15/39           287,965
                                                                                       --------------
                                                                                            2,079,643
                                                                                       --------------

                 CONSUMER FINANCE - 2.3%
        400,000  American Express Centurion Bank ........      6.00%       09/13/17           407,971
        450,000  American Express Co. ...................      3.63%       12/05/24           453,276
        800,000  American Express Credit Corp. ..........      2.13%       07/27/18           804,450
        200,000  American Express Credit Corp. ..........      1.88%       11/05/18           200,386
        297,000  American Express Credit Corp. (a).......      1.70%       03/18/19           298,607
        500,000  American Express Credit Corp. ..........      1.70%       10/30/19           497,141
        250,000  American Express Credit Corp. ..........      2.20%       03/03/20           250,481
        150,000  American Express Credit Corp. ..........      2.60%       09/14/20           151,661
        575,000  American Express Credit Corp. ..........      2.25%       05/05/21           570,187
        250,000  American Express Credit Corp. (a).......      1.79%       03/03/22           251,011
        250,000  American Express Credit Corp. ..........      2.70%       03/03/22           249,871
        500,000  Capital One Financial Corp. (a).........      2.06%       03/09/22           500,605
        550,000  Capital One Financial Corp. ............      3.75%       04/24/24           560,201
        350,000  Capital One Financial Corp. ............      3.75%       07/28/26           339,591
        250,000  Capital One N.A. .......................      2.25%       09/13/21           244,867
      1,000,000  Capital One N.A. (a)....................      2.19%       01/30/23         1,005,363
        300,000  Caterpillar Financial Services Corp.
                   (a) ..................................      1.53%       01/10/20           301,100
        500,000  Caterpillar Financial Services Corp. ...      2.10%       01/10/20           500,906
      1,039,000  Caterpillar Financial Services Corp. ...      1.70%       08/09/21         1,002,743
        150,000  Caterpillar Financial Services Corp. ...      3.25%       12/01/24           152,510
        400,000  Ford Motor Credit Co., LLC .............      2.88%       10/01/18           404,881
        250,000  Ford Motor Credit Co., LLC .............      2.26%       03/28/19           250,741
        500,000  Ford Motor Credit Co., LLC .............      1.90%       08/12/19           495,518
        200,000  Ford Motor Credit Co., LLC (a)..........      2.01%       01/09/20           202,219
        200,000  Ford Motor Credit Co., LLC .............      2.68%       01/09/20           201,557
        200,000  Ford Motor Credit Co., LLC .............      2.46%       03/27/20           199,601
        100,000  Ford Motor Credit Co., LLC .............      3.22%       01/09/22           100,722
        250,000  Ford Motor Credit Co., LLC .............      3.34%       03/28/22           251,157
        450,000  Ford Motor Credit Co., LLC .............      3.10%       05/04/23           439,646
        725,000  Ford Motor Credit Co., LLC .............      4.38%       08/06/23           757,838
        200,000  Ford Motor Credit Co., LLC .............      3.81%       01/09/24           200,928
        350,000  Ford Motor Credit Co., LLC .............      4.13%       08/04/25           352,323
        100,000  General Motors Financial Co., Inc. .....      2.40%       05/09/19           100,266
        400,000  General Motors Financial Co., Inc. .....      4.20%       03/01/21           417,902
        250,000  General Motors Financial Co., Inc. .....      3.20%       07/06/21           251,192


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 CONSUMER FINANCE (CONTINUED)
$       250,000  General Motors Financial Co., Inc. (a)..      2.57%       01/14/22    $      256,579
        200,000  General Motors Financial Co., Inc. .....      5.25%       03/01/26           215,258
        100,000  General Motors Financial Co., Inc. .....      4.00%       10/06/26            98,745
        250,000  General Motors Financial Co., Inc. .....      4.35%       01/17/27           252,665
                                                                                       --------------
                                                                                           14,192,666
                                                                                       --------------

                 CONTAINERS & PACKAGING - 0.1%
        200,000  International Paper Co. ................      3.00%       02/15/27           187,372
        150,000  International Paper Co. ................      4.40%       08/15/47           142,177
                                                                                       --------------
                                                                                              329,549
                                                                                       --------------

                 DIVERSIFIED FINANCIAL SERVICES - 0.3%
        250,000  Berkshire Hathaway Finance Corp. (a)....      1.27%       01/11/19           250,678
        250,000  Berkshire Hathaway Finance Corp. (a)....      1.34%       01/10/20           251,677
        175,000  Berkshire Hathaway, Inc. ...............      2.20%       03/15/21           175,227
        125,000  Berkshire Hathaway, Inc. ...............      2.75%       03/15/23           125,133
        425,000  Berkshire Hathaway, Inc. ...............      3.13%       03/15/26           425,087
        350,000  Diamond 1 Finance Corp./Diamond 2
                   Finance Corp. (b) ....................      3.48%       06/01/19           358,835
        250,000  Diamond 1 Finance Corp./Diamond 2
                   Finance Corp. (b) ....................      4.42%       06/15/21           261,682
                                                                                       --------------
                                                                                            1,848,319
                                                                                       --------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 2.3%
        850,000  AT&T, Inc. .............................      1.70%       06/01/17           850,271
        500,000  AT&T, Inc. .............................      2.30%       03/11/19           502,667
        300,000  AT&T, Inc. .............................      2.45%       06/30/20           300,210
        250,000  AT&T, Inc. .............................      2.80%       02/17/21           250,966
        275,000  AT&T, Inc. .............................      3.88%       08/15/21           286,400
        250,000  AT&T, Inc. .............................      3.20%       03/01/22           252,638
        300,000  AT&T, Inc. .............................      3.00%       06/30/22           298,798
        150,000  AT&T, Inc. .............................      3.60%       02/17/23           152,115
        250,000  AT&T, Inc. .............................      3.80%       03/01/24           254,218
        150,000  AT&T, Inc. .............................      3.90%       03/11/24           152,636
        350,000  AT&T, Inc. .............................      3.40%       05/15/25           338,667
        650,000  AT&T, Inc. .............................      4.13%       02/17/26           660,353
        100,000  AT&T, Inc. .............................      4.50%       05/15/35            94,689
        250,000  AT&T, Inc. .............................      5.25%       03/01/37           255,640
        425,000  AT&T, Inc. .............................      4.80%       06/15/44           399,866
        250,000  AT&T, Inc. .............................      4.35%       06/15/45           220,890
        250,000  AT&T, Inc. .............................      4.75%       05/15/46           234,161
        550,000  AT&T, Inc. .............................      5.65%       02/15/47           581,110
        250,000  AT&T, Inc. .............................      5.70%       03/01/57           259,304
      1,544,000  Verizon Communications, Inc. (a)........      1.51%       06/09/17         1,544,710
        523,000  Verizon Communications, Inc. (a)........      2.87%       09/14/18           534,186
        450,000  Verizon Communications, Inc. (a)........      1.92%       06/17/19           453,360
      1,277,000  Verizon Communications, Inc. (b)........      2.95%       03/15/22         1,273,371
        100,000  Verizon Communications, Inc. (a)........      2.14%       03/16/22           100,981
        525,000  Verizon Communications, Inc. ...........      5.15%       09/15/23           578,612


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 DIVERSIFIED TELECOMMUNICATION SERVICES (CONTINUED)
$       650,000  Verizon Communications, Inc. ...........      3.50%       11/01/24    $      645,601
        100,000  Verizon Communications, Inc. ...........      2.63%       08/15/26            91,501
        250,000  Verizon Communications, Inc. ...........      4.13%       03/16/27           254,752
        231,000  Verizon Communications, Inc. ...........      4.27%       01/15/36           214,580
        298,000  Verizon Communications, Inc. ...........      4.13%       08/15/46           258,159
        500,000  Verizon Communications, Inc. ...........      4.86%       08/21/46           482,540
        250,000  Verizon Communications, Inc. ...........      4.52%       09/15/48           227,397
        249,000  Verizon Communications, Inc. ...........      5.01%       08/21/54           237,965
        522,000  Verizon Communications, Inc. ...........      4.67%       03/15/55           468,087
                                                                                       --------------
                                                                                           13,711,401
                                                                                       --------------

                 ELECTRIC UTILITIES - 3.5%
        250,000  AEP Transmission Co., LLC (b)...........      3.10%       12/01/26           247,139
        250,000  AEP Transmission Co., LLC (b)...........      4.00%       12/01/46           249,510
        250,000  Alabama Power Co. ......................      2.45%       03/30/22           247,598
        100,000  Alabama Power Co. ......................      3.75%       03/01/45            94,011
        675,000  American Electric Power Co., Inc. ......      1.65%       12/15/17           674,911
        250,000  American Electric Power Co., Inc. ......      2.95%       12/15/22           251,585
        300,000  Appalachian Power Co. ..................      4.40%       05/15/44           308,017
        250,000  Baltimore Gas & Electric Co. ...........      2.40%       08/15/26           233,324
        250,000  Baltimore Gas & Electric Co. ...........      3.50%       08/15/46           227,243
        240,000  CenterPoint Energy Houston Electric
                   LLC ..................................      2.25%       08/01/22           235,894
        250,000  CenterPoint Energy Houston Electric
                   LLC ..................................      2.40%       09/01/26           235,467
        500,000  CenterPoint Energy Houston Electric
                   LLC ..................................      3.00%       02/01/27           493,943
        295,000  CenterPoint Energy Houston Electric
                   LLC ..................................      4.50%       04/01/44           323,961
        200,000  Commonwealth Edison Co. ................      2.55%       06/15/26           190,362
        300,000  Commonwealth Edison Co. ................      3.40%       09/01/21           311,528
        300,000  Commonwealth Edison Co. ................      3.70%       03/01/45           284,226
        400,000  Commonwealth Edison Co. ................      3.65%       06/15/46           375,613
        575,000  Constellation Energy Group, Inc. .......      5.15%       12/01/20           624,819
        100,000  Duke Energy Carolinas LLC ..............      2.50%       03/15/23            99,088
        250,000  Duke Energy Carolinas LLC ..............      2.95%       12/01/26           246,245
        350,000  Duke Energy Carolinas LLC ..............      6.00%       01/15/38           441,642
         50,000  Duke Energy Carolinas LLC ..............      3.75%       06/01/45            47,856
        100,000  Duke Energy Carolinas LLC ..............      3.88%       03/15/46            98,026
        200,000  Duke Energy Corp. ......................      2.10%       06/15/18           200,832
        250,000  Duke Energy Corp. ......................      1.80%       09/01/21           241,738
        300,000  Duke Energy Corp. ......................      3.55%       09/15/21           311,344
        450,000  Duke Energy Corp. ......................      3.75%       09/01/46           405,718
        500,000  Duke Energy Florida LLC ................      3.20%       01/15/27           503,808
        250,000  Duke Energy Florida LLC ................      3.40%       10/01/46           225,298
        100,000  Duke Energy Indiana LLC ................      3.75%       05/15/46            94,762
        250,000  Duke Energy Progress LLC ...............      3.70%       10/15/46           239,598
        350,000  Entergy Corp. ..........................      2.95%       09/01/26           332,506
        500,000  Exelon Corp ............................      3.50%       06/01/22           505,198


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 ELECTRIC UTILITIES (CONTINUED)
$       200,000  Exelon Corp. ...........................      2.45%       04/15/21    $      197,794
         50,000  Exelon Corp. ...........................      5.10%       06/15/45            54,267
        250,000  Exelon Corp. ...........................      4.45%       04/15/46           248,694
        350,000  Florida Power & Light Co. ..............      3.25%       06/01/24           359,904
        210,000  Florida Power & Light Co. ..............      4.05%       06/01/42           213,984
        200,000  Georgia Power Co. ......................      3.25%       03/30/27           194,074
        250,000  Great Plains Energy, Inc. ..............      3.90%       04/01/27           252,942
        100,000  Indiana Michigan Power Co. .............      4.55%       03/15/46           106,058
        410,000  Metropolitan Edison Co. (b).............      3.50%       03/15/23           416,516
        125,000  Monongahela Power Co. (b)...............      5.40%       12/15/43           147,641
        150,000  Ohio Edison Co. ........................      6.88%       07/15/36           195,114
        295,000  Pacific Gas & Electric Co. .............      5.63%       11/30/17           302,925
        250,000  Pacific Gas & Electric Co. .............      3.50%       06/15/25           255,958
        100,000  Pacific Gas & Electric Co. .............      2.95%       03/01/26            97,691
        500,000  Pacific Gas & Electric Co. .............      3.30%       03/15/27           503,653
        600,000  Pacific Gas & Electric Co. .............      4.30%       03/15/45           620,242
        250,000  Pacific Gas & Electric Co. .............      4.25%       03/15/46           256,969
        750,000  Pacific Gas & Electric Co. .............      4.00%       12/01/46           739,849
        100,000  Public Service Electric & Gas Co. ......      1.90%       03/15/21            98,733
        195,000  Public Service Electric & Gas Co. ......      2.38%       05/15/23           191,995
        550,000  Public Service Electric & Gas Co. ......      2.25%       09/15/26           512,865
        275,000  Public Service Electric & Gas Co. ......      3.95%       05/01/42           274,367
        100,000  Public Service Electric & Gas Co. ......      3.80%       03/01/46            99,059
        550,000  Southern (The) Co. .....................      1.85%       07/01/19           547,308
        815,000  Southern (The) Co. .....................      2.35%       07/01/21           801,029
        350,000  Southern (The) Co. .....................      3.25%       07/01/26           334,554
        425,000  Southern (The) Co. .....................      4.40%       07/01/46           407,847
        200,000  Southern California Edison Co. .........      3.50%       10/01/23           208,441
        200,000  Southern California Edison Co. .........      3.60%       02/01/45           189,414
        250,000  Southern California Edison Co. .........      4.00%       04/01/47           250,623
        250,000  Southern Power Co. .....................      1.85%       12/01/17           250,287
        250,000  Southern Power Co. .....................      4.95%       12/15/46           248,150
        500,000  Southwestern Electric Power Co. ........      2.75%       10/01/26           473,873
        100,000  Southwestern Electric Power Co. ........      6.20%       03/15/40           124,786
        200,000  Virginia Electric & Power Co. ..........      3.45%       02/15/24           205,658
        450,000  Virginia Electric & Power Co. ..........      2.95%       11/15/26           440,139
        250,000  Virginia Electric & Power Co. ..........      3.50%       03/15/27           255,663
        475,000  Virginia Electric & Power Co. ..........      4.45%       02/15/44           503,126
        250,000  Virginia Electric & Power Co. ..........      4.00%       11/15/46           247,926
                                                                                       --------------
                                                                                           21,432,928
                                                                                       --------------

                 ENERGY EQUIPMENT & SERVICES - 0.1%
        250,000  Halliburton Co. ........................      5.00%       11/15/45           264,413
        250,000  Nabors Industries, Inc. (b).............      5.50%       01/15/23           256,406
                                                                                       --------------
                                                                                              520,819
                                                                                       --------------

                 EQUITY REAL ESTATE INVESTMENT TRUSTS - 0.0%
        100,000  Simon Property Group L.P. ..............      4.25%       11/30/46            96,997
                                                                                       --------------


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 FOOD & STAPLES RETAILING - 1.0%
$       600,000  CVS Health Corp. .......................      1.90%       07/20/18    $      601,377
        150,000  CVS Health Corp. .......................      2.80%       07/20/20           152,630
        600,000  CVS Health Corp. .......................      2.13%       06/01/21           589,109
        700,000  CVS Health Corp. .......................      4.00%       12/05/23           736,172
        178,000  CVS Health Corp. .......................      3.88%       07/20/25           183,718
        150,000  CVS Health Corp. .......................      2.88%       06/01/26           143,337
        675,000  CVS Health Corp. .......................      5.13%       07/20/45           747,597
        300,000  Kroger (The) Co. .......................      5.15%       08/01/43           322,709
        250,000  Kroger (The) Co. .......................      3.88%       10/15/46           225,324
        250,000  Kroger (The) Co. .......................      4.45%       02/01/47           246,176
        325,000  Wal-Mart Stores, Inc. ..................      3.30%       04/22/24           337,790
        300,000  Wal-Mart Stores, Inc. ..................      4.30%       04/22/44           317,517
        300,000  Walgreens Boots Alliance, Inc. .........      3.10%       06/01/23           300,003
        600,000  Walgreens Boots Alliance, Inc. .........      3.45%       06/01/26           587,796
        600,000  Walgreens Boots Alliance, Inc. .........      4.65%       06/01/46           599,302
                                                                                       --------------
                                                                                            6,090,557
                                                                                       --------------

                 FOOD PRODUCTS - 0.1%
        200,000  Kraft Heinz Foods Co. ..................      3.95%       07/15/25           203,384
        200,000  Kraft Heinz Foods Co. ..................      5.00%       06/04/42           204,334
        300,000  Kraft Heinz Foods Co. ..................      4.38%       06/01/46           282,647
                                                                                       --------------
                                                                                              690,365
                                                                                       --------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
        250,000  Abbott Laboratories ....................      2.90%       11/30/21           251,361
        250,000  Abbott Laboratories ....................      3.40%       11/30/23           252,949
        500,000  Abbott Laboratories ....................      4.90%       11/30/46           519,971
        200,000  Becton Dickinson and Co. ...............      4.69%       12/15/44           209,585
        300,000  Medtronic, Inc. ........................      2.50%       03/15/20           304,453
        750,000  Medtronic, Inc. ........................      3.15%       03/15/22           772,426
        600,000  Medtronic, Inc. ........................      3.50%       03/15/25           614,584
        900,000  Medtronic, Inc. ........................      4.63%       03/15/45           968,670
                                                                                       --------------
                                                                                            3,893,999
                                                                                       --------------

                 HEALTH CARE PROVIDERS & SERVICES - 0.9%
        250,000  Humana, Inc. ...........................      3.95%       03/15/27           256,135
        750,000  UnitedHealth Group, Inc. ...............      1.63%       03/15/19           747,870
        275,000  UnitedHealth Group, Inc. ...............      4.70%       02/15/21           298,085
        100,000  UnitedHealth Group, Inc. ...............      2.13%       03/15/21            99,309
        550,000  UnitedHealth Group, Inc. ...............      2.88%       12/15/21           561,016
        100,000  UnitedHealth Group, Inc. ...............      3.75%       07/15/25           104,543
        250,000  UnitedHealth Group, Inc. ...............      3.10%       03/15/26           248,409
        500,000  UnitedHealth Group, Inc. ...............      3.45%       01/15/27           507,750
        500,000  UnitedHealth Group, Inc. ...............      3.38%       04/15/27           503,918
        150,000  UnitedHealth Group, Inc. ...............      6.88%       02/15/38           204,267
        573,000  UnitedHealth Group, Inc. ...............      4.75%       07/15/45           629,459
        500,000  UnitedHealth Group, Inc. ...............      4.20%       01/15/47           509,006
        500,000  UnitedHealth Group, Inc. ...............      4.25%       04/15/47           511,805
                                                                                       --------------
                                                                                            5,181,572
                                                                                       --------------


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 HOTELS, RESTAURANTS & LEISURE - 0.2%
$       330,000  McDonald's Corp. .......................      2.10%       12/07/18    $      332,149
        150,000  McDonald's Corp. .......................      3.70%       01/30/26           153,701
        500,000  McDonald's Corp. .......................      3.50%       03/01/27           502,102
        100,000  McDonald's Corp. .......................      4.88%       12/09/45           106,777
                                                                                       --------------
                                                                                            1,094,729
                                                                                       --------------

                 HOUSEHOLD DURABLES - 0.3%
        250,000  DR Horton, Inc. ........................      4.38%       09/15/22           263,444
        250,000  Newell Brands, Inc. ....................      3.15%       04/01/21           255,619
        100,000  Newell Brands, Inc. ....................      4.00%       12/01/24           103,443
        350,000  Newell Brands, Inc. ....................      4.20%       04/01/26           364,660
        775,000  Newell Brands, Inc. ....................      5.50%       04/01/46           881,564
                                                                                       --------------
                                                                                            1,868,730
                                                                                       --------------

                 HOUSEHOLD PRODUCTS - 0.1%
        250,000  Proctor & Gamble (The) Co. .............      1.70%       11/03/21           245,473
        100,000  Proctor & Gamble (The) Co. .............      2.70%       02/02/26            97,941
        250,000  Proctor & Gamble (The) Co. .............      2.45%       11/03/26           239,452
                                                                                       --------------
                                                                                              582,866
                                                                                       --------------

                 INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.2%
        250,000  NextEra Energy Capital Holdings, Inc. ..      2.06%       09/01/17           250,831
        250,000  NextEra Energy Capital Holdings, Inc. ..      2.30%       04/01/19           251,646
        525,000  NextEra Energy Capital Holdings, Inc. ..      2.40%       09/15/19           529,457
                                                                                       --------------
                                                                                            1,031,934
                                                                                       --------------

                 INDUSTRIAL CONGLOMERATES - 0.2%
        250,000  3M Co. .................................      1.63%       09/19/21           244,429
        250,000  3M Co. .................................      2.25%       09/19/26           234,417
        250,000  3M Co. .................................      3.13%       09/19/46           220,835
        129,000  General Electric Co. ...................      6.75%       03/15/32           174,208
        425,000  General Electric Co. ...................      4.50%       03/11/44           458,311
                                                                                       --------------
                                                                                            1,332,200
                                                                                       --------------

                 INSURANCE - 1.0%
        250,000  Allstate (The) Corp. ...................      4.20%       12/15/46           253,870
        400,000  American International Group, Inc. .....      3.38%       08/15/20           411,046
        200,000  American International Group, Inc. .....      4.13%       02/15/24           205,459
        100,000  American International Group, Inc. .....      3.90%       04/01/26           100,524
         50,000  American International Group, Inc. .....      3.88%       01/15/35            45,831
        300,000  American International Group, Inc. .....      6.25%       05/01/36           355,265
        490,000  Chubb INA Holdings, Inc. ...............      2.30%       11/03/20           492,007
        200,000  Chubb INA Holdings, Inc. ...............      2.88%       11/03/22           201,708
        350,000  Chubb INA Holdings, Inc. ...............      3.35%       05/03/26           354,590
        600,000  Chubb INA Holdings, Inc. ...............      4.35%       11/03/45           634,948
        150,000  Hartford Financial Services Group (The),
                   Inc. .................................      5.95%       10/15/36           176,923
        100,000  MetLife, Inc. ..........................      3.00%       03/01/25            98,651
        150,000  MetLife, Inc. ..........................      3.60%       11/13/25           153,553
        300,000  MetLife, Inc. ..........................      4.88%       11/13/43           327,839


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 INSURANCE (CONTINUED)
$       170,000  MetLife, Inc. ..........................      4.60%       05/13/46    $      179,498
        325,000  Metropolitan Life Global Funding I (a)
                   (b)...................................      1.58%       12/19/18           326,047
        500,000  Metropolitan Life Global Funding I
                   (b)...................................      3.45%       12/18/26           504,241
        200,000  Principal Financial Group, Inc. ........      3.10%       11/15/26           195,141
        200,000  Principal Financial Group, Inc. ........      4.30%       11/15/46           202,127
        275,000  Prudential Financial, Inc. .............      4.60%       05/15/44           291,247
        325,000  Travelers (The) Cos., Inc. .............      6.75%       06/20/36           443,461
         80,000  Travelers (The) Cos., Inc. .............      3.75%       05/15/46            76,006
                                                                                       --------------
                                                                                            6,029,982
                                                                                       --------------

                 IT SERVICES - 0.6%
        500,000  International Business Machines Corp. ..      1.63%       05/15/20           496,389
        100,000  International Business Machines Corp. ..      3.63%       02/12/24           104,798
        600,000  Visa, Inc. .............................      2.20%       12/14/20           602,071
        950,000  Visa, Inc. .............................      2.80%       12/14/22           958,992
        550,000  Visa, Inc. .............................      3.15%       12/14/25           552,511
        303,000  Visa, Inc. .............................      4.15%       12/14/35           317,601
        450,000  Visa, Inc. .............................      4.30%       12/14/45           473,423
                                                                                       --------------
                                                                                            3,505,785
                                                                                       --------------

                 MACHINERY - 0.1%
        490,000  Parker-Hannifin Corp. (b)...............      3.25%       03/01/27           487,962
        245,000  Parker-Hannifin Corp. (b)...............      4.10%       03/01/47           247,524
                                                                                       --------------
                                                                                              735,486
                                                                                       --------------

                 MEDIA - 1.2%
        150,000  21st Century Fox America, Inc. .........      3.00%       09/15/22           150,061
        175,000  21st Century Fox America, Inc. .........      5.40%       10/01/43           191,687
        610,000  Charter Communications Operating LLC/
                   Charter Communications Operating
                   Capital ..............................      4.91%       07/23/25           645,641
        750,000  Charter Communications Operating LLC/
                   Charter Communications Operating
                   Capital ..............................      6.48%       10/23/45           866,497
        250,000  Charter Communications Operating LLC/
                   Charter Communications Operating
                   Capital (b)...........................      5.38%       05/01/47           252,069
        200,000  Comcast Corp. ..........................      3.38%       08/15/25           202,010
        200,000  Comcast Corp. ..........................      3.15%       03/01/26           197,005
        300,000  Comcast Corp. ..........................      2.35%       01/15/27           275,237
        100,000  Comcast Corp. ..........................      4.60%       08/15/45           103,645
        250,000  Comcast Corp. ..........................      3.40%       07/15/46           214,470
        250,000  Discovery Communications LLC ...........      3.80%       03/13/24           248,248
        450,000  Discovery Communications LLC ...........      4.90%       03/11/26           468,869
        100,000  Time Warner Cable LLC ..................      8.75%       02/14/19           111,830
        329,000  Time Warner Cable LLC ..................      6.75%       07/01/18           347,999
        200,000  Time Warner Cable LLC ..................      4.50%       09/15/42           181,915
        100,000  Time Warner, Inc. ......................      2.95%       07/15/26            93,303
        200,000  Time Warner, Inc. ......................      6.50%       11/15/36           238,429


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 MEDIA (CONTINUED)
$        50,000  Time Warner, Inc. ......................      4.85%       07/15/45    $       48,813
      1,000,000  Walt Disney (The) Co. ..................      0.88%       07/12/19           982,876
        100,000  Walt Disney (The) Co. ..................      2.15%       09/17/20           100,545
        150,000  Walt Disney (The) Co. ..................      3.00%       02/13/26           150,215
        350,000  Walt Disney (The) Co. ..................      1.85%       07/30/26           317,614
        475,000  Walt Disney (The) Co. ..................      4.13%       06/01/44           490,355
        250,000  Walt Disney (The) Co. ..................      3.00%       07/30/46           211,126
                                                                                       --------------
                                                                                            7,090,459
                                                                                       --------------

                 METALS & MINING - 0.1%
        250,000  Glencore Funding LLC (b)................      4.13%       05/30/23           255,167
        250,000  Glencore Funding LLC (b)................      4.00%       03/27/27           247,314
                                                                                       --------------
                                                                                              502,481
                                                                                       --------------

                 MULTI-UTILITIES - 0.8%
        493,000  CMS Energy Corp. .......................      3.00%       05/15/26           473,851
        100,000  CMS Energy Corp. .......................      4.88%       03/01/44           106,880
         95,000  Consolidated Edison Co. of New York,
                   Inc. .................................      4.50%       12/01/45           101,256
        335,000  Consolidated Edison Co. of New York,
                   Inc. .................................      4.45%       03/15/44           354,233
        100,000  Consolidated Edison Co. of New York,
                   Inc. .................................      3.85%       06/15/46            96,279
        250,000  Consolidated Edison Co. of New York,
                   Inc. .................................      4.30%       12/01/56           251,736
        250,000  Consolidated Edison, Inc. ..............      2.00%       03/15/20           249,821
        100,000  Consolidated Edison, Inc. ..............      2.00%       05/15/21            98,216
        250,000  Dominion Resources, Inc. ...............      1.88%       01/15/19           249,828
        250,000  Dominion Resources, Inc. ...............      1.60%       08/15/19           247,014
        200,000  Dominion Resources, Inc. ...............      5.20%       08/15/19           213,820
        250,000  Dominion Resources, Inc. ...............      2.75%       01/15/22           248,984
        495,000  Dominion Resources, Inc. ...............      4.70%       12/01/44           512,152
        250,000  Public Service Enterprise Group, Inc. ..      1.60%       11/15/19           247,502
        250,000  Public Service Enterprise Group, Inc. ..      2.00%       11/15/21           242,405
        500,000  Southern Co. Gas Capital Corp. .........      2.45%       10/01/23           480,288
        500,000  Southern Co. Gas Capital Corp. .........      3.95%       10/01/46           455,607
                                                                                       --------------
                                                                                            4,629,872
                                                                                       --------------

                 MULTILINE RETAIL - 0.0%
        250,000  Dollar General Corp. ...................      3.88%       04/15/27           250,707
                                                                                       --------------

                 OIL, GAS & CONSUMABLE FUELS - 4.2%
        150,000  Anadarko Petroleum Corp. ...............      5.55%       03/15/26           166,758
        761,000  Anadarko Petroleum Corp. ...............      6.45%       09/15/36           900,839
        344,000  Anadarko Petroleum Corp. ...............      6.60%       03/15/46           417,619
        250,000  Boardwalk Pipelines L.P. ...............      5.95%       06/01/26           277,337
        750,000  Boardwalk Pipelines L.P. ...............      4.45%       07/15/27           759,295
        550,000  Chevron Corp. ..........................      1.56%       05/16/19           548,359
        175,000  Chevron Corp. ..........................      2.19%       11/15/19           176,608
        250,000  Chevron Corp. (a).......................      1.30%       03/03/20           250,214


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 OIL, GAS & CONSUMABLE FUELS (CONTINUED)
$       200,000  Chevron Corp. ..........................      1.96%       03/03/20    $      199,937
        750,000  Chevron Corp. ..........................      2.10%       05/16/21           743,843
        182,000  Chevron Corp. (a).......................      1.62%       03/03/22           182,564
        550,000  Chevron Corp. ..........................      2.57%       05/16/23           545,843
        500,000  Chevron Corp. ..........................      2.90%       03/03/24           501,682
        150,000  Chevron Corp. ..........................      3.33%       11/17/25           153,199
      1,360,000  Chevron Corp. ..........................      2.95%       05/16/26         1,345,326
        225,000  ConocoPhillips .........................      6.50%       02/01/39           287,488
        300,000  ConocoPhillips Co. .....................      4.20%       03/15/21           320,174
        250,000  ConocoPhillips Co. .....................      5.95%       03/15/46           313,641
        325,000  Devon Energy Corp. .....................      3.25%       05/15/22           322,332
        500,000  Enable Midstream Partners L.P. .........      4.40%       03/15/27           497,258
        185,000  Enbridge Energy Partners L.P. ..........      5.50%       09/15/40           184,930
        400,000  Enbridge Energy Partners L.P. ..........      7.38%       10/15/45           489,404
         50,000  Energy Transfer Partners L.P. ..........      4.15%       10/01/20            51,960
        400,000  Energy Transfer Partners L.P. ..........      3.60%       02/01/23           398,100
         50,000  Energy Transfer Partners L.P. ..........      4.05%       03/15/25            49,522
         50,000  Energy Transfer Partners L.P. ..........      4.75%       01/15/26            51,596
        250,000  Energy Transfer Partners L.P. ..........      4.20%       04/15/27           247,498
        175,000  Energy Transfer Partners L.P. ..........      6.50%       02/01/42           189,517
         50,000  Energy Transfer Partners L.P. ..........      6.13%       12/15/45            53,680
        250,000  Energy Transfer Partners L.P. ..........      5.30%       04/15/47           240,111
        100,000  Exxon Mobil Corp. ......................      1.71%       03/01/19           100,200
        500,000  Exxon Mobil Corp. ......................      2.22%       03/01/21           501,241
        150,000  Exxon Mobil Corp. ......................      2.71%       03/06/25           148,074
        200,000  Exxon Mobil Corp. ......................      3.04%       03/01/26           200,210
        825,000  Exxon Mobil Corp. ......................      4.11%       03/01/46           850,280
        250,000  HollyFrontier Corp. ....................      5.88%       04/01/26           265,884
        220,000  Kinder Morgan Energy Partners L.P. .....      3.50%       03/01/21           223,773
        100,000  Kinder Morgan Energy Partners L.P. .....      4.15%       02/01/24           101,458
        175,000  Kinder Morgan Energy Partners L.P. .....      6.95%       01/15/38           203,641
        800,000  Kinder Morgan, Inc. ....................      3.05%       12/01/19           813,972
        715,000  Kinder Morgan, Inc. ....................      4.30%       06/01/25           731,668
        300,000  Kinder Morgan, Inc. ....................      5.55%       06/01/45           307,616
        650,000  Kinder Morgan, Inc. ....................      5.05%       02/15/46           633,325
        250,000  Marathon Oil Corp. .....................      3.85%       06/01/25           246,211
        259,000  Marathon Oil Corp. .....................      5.20%       06/01/45           256,238
        600,000  MPLX L.P. ..............................      4.13%       03/01/27           598,604
        500,000  MPLX L.P. ..............................      5.20%       03/01/47           505,029
        200,000  Occidental Petroleum Corp. .............      4.40%       04/15/46           203,323
        250,000  Occidental Petroleum Corp. .............      4.10%       02/15/47           241,884
        750,000  ONEOK Partners L.P. ....................      2.00%       10/01/17           750,955
        400,000  ONEOK Partners L.P. ....................      3.38%       10/01/22           400,846
        500,000  ONEOK Partners L.P. ....................      4.90%       03/15/25           530,124
        250,000  Phillips 66 Partners L.P. ..............      3.55%       10/01/26           239,262
        250,000  Phillips 66 Partners L.P. ..............      4.90%       10/01/46           238,932
        425,000  Pioneer Natural Resources Co. ..........      3.95%       07/15/22           442,908
        300,000  Plains All American Pipeline L.P./PAA
                   Finance Corp. ........................      4.65%       10/15/25           309,558


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 OIL, GAS & CONSUMABLE FUELS (CONTINUED)
$       250,000  Plains All American Pipeline L.P./PAA
                   Finance Corp. ........................      4.50%       12/15/26    $      255,426
        500,000  Sabine Pass Liquefaction LLC (b)........      5.00%       03/15/27           523,693
        250,000  Sabine Pass Liquefaction LLC (b)........      4.20%       03/15/28           247,490
        350,000  Spectra Energy Capital LLC .............      3.30%       03/15/23           346,343
        250,000  Spectra Energy Partners L.P. ...........      3.38%       10/15/26           238,457
        250,000  Spectra Energy Partners L.P. ...........      4.50%       03/15/45           234,458
        100,000  Sunoco Logistics Partners Operations
                   L.P. .................................      4.40%       04/01/21           105,329
        350,000  Sunoco Logistics Partners Operations
                   L.P. .................................      3.90%       07/15/26           338,819
        250,000  Valero Energy Corp. ....................      3.40%       09/15/26           239,300
        125,000  Valero Energy Corp. ....................      6.63%       06/15/37           148,392
        500,000  Valero Energy Partners L.P. ............      4.38%       12/15/26           505,549
        300,000  Williams Partners L.P. .................      3.60%       03/15/22           304,646
        250,000  Williams Partners L.P. .................      3.90%       01/15/25           250,082
         95,000  Williams Partners L.P. .................      4.00%       09/15/25            95,566
        625,000  Williams Partners L.P. .................      4.90%       01/15/45           603,788
        270,000  Williams Partners L.P. .................      5.10%       09/15/45           268,736
                                                                                       --------------
                                                                                           25,617,924
                                                                                       --------------

                 PHARMACEUTICALS - 0.6%
        250,000  Johnson & Johnson ......................      2.95%       03/03/27           250,025
        250,000  Johnson & Johnson ......................      3.63%       03/03/37           248,443
        250,000  Johnson & Johnson ......................      3.75%       03/03/47           247,358
        125,000  Merck & Co., Inc. ......................      1.85%       02/10/20           125,308
        300,000  Merck & Co., Inc. ......................      2.75%       02/10/25           296,468
        450,000  Merck & Co., Inc. ......................      3.70%       02/10/45           428,650
        300,000  Pfizer, Inc. ...........................      1.20%       06/01/18           299,673
        100,000  Pfizer, Inc. ...........................      1.45%       06/03/19            99,551
        100,000  Pfizer, Inc. ...........................      1.70%       12/15/19            99,953
        100,000  Pfizer, Inc. ...........................      1.95%       06/03/21            99,459
        100,000  Pfizer, Inc. ...........................      2.20%       12/15/21            99,941
        250,000  Pfizer, Inc. ...........................      3.40%       05/15/24           259,916
        100,000  Pfizer, Inc. ...........................      2.75%       06/03/26            97,451
        100,000  Pfizer, Inc. ...........................      3.00%       12/15/26            99,138
        100,000  Pfizer, Inc. ...........................      4.00%       12/15/36           101,168
        250,000  Pfizer, Inc. ...........................      4.40%       05/15/44           262,083
        250,000  Pfizer, Inc. ...........................      4.13%       12/15/46           250,480
                                                                                       --------------
                                                                                            3,365,065
                                                                                       --------------

                 ROAD & RAIL - 0.8%
        425,000  CSX Corp. ..............................      3.40%       08/01/24           431,781
        350,000  CSX Corp. ..............................      2.60%       11/01/26           328,575
        250,000  CSX Corp. ..............................      3.80%       11/01/46           229,038
        200,000  CSX Corp. ..............................      4.50%       08/01/54           195,374
        250,000  CSX Corp. ..............................      4.25%       11/01/66           227,963
        100,000  Kansas City Southern ...................      4.95%       08/15/45           100,991
        250,000  Norfolk Southern Corp. .................      2.90%       06/15/26           241,865
        300,000  Ryder System, Inc. .....................      3.50%       06/01/17           300,896
        425,000  Ryder System, Inc. .....................      2.45%       09/03/19           427,467


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 ROAD & RAIL (CONTINUED)
$       300,000  Ryder System, Inc. .....................      2.65%       03/02/20    $      302,266
        250,000  Ryder System, Inc. .....................      2.25%       09/01/21           245,089
        500,000  Ryder System, Inc. .....................      2.80%       03/01/22           501,214
        300,000  Union Pacific Corp. ....................      3.75%       03/15/24           315,777
        100,000  Union Pacific Corp. ....................      2.75%       03/01/26            97,590
        250,000  Union Pacific Corp. ....................      3.00%       04/15/27           247,523
        183,000  Union Pacific Corp. ....................      4.15%       01/15/45           184,179
        225,000  Union Pacific Corp. ....................      4.05%       03/01/46           223,460
        100,000  Union Pacific Corp. ....................      3.35%       08/15/46            91,121
        250,000  Union Pacific Corp. ....................      4.00%       04/15/47           247,351
         70,000  Union Pacific Corp. ....................      3.80%       10/01/51            65,502
                                                                                       --------------
                                                                                            5,005,022
                                                                                       --------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
        250,000  Applied Materials, Inc. ................      3.30%       04/01/27           251,305
        250,000  Applied Materials, Inc. ................      4.35%       04/01/47           253,725
        100,000  Intel Corp. ............................      1.70%       05/19/21            97,956
        100,000  Intel Corp. ............................      3.10%       07/29/22           102,853
        375,000  Intel Corp. ............................      2.70%       12/15/22           376,706
        100,000  Intel Corp. ............................      2.60%       05/19/26            96,043
        160,000  Intel Corp. ............................      4.80%       10/01/41           177,618
        150,000  Intel Corp. ............................      4.90%       07/29/45           168,594
        300,000  Intel Corp. ............................      4.10%       05/19/46           299,935
                                                                                       --------------
                                                                                            1,824,735
                                                                                       --------------

                 SOFTWARE - 1.0%
        150,000  Microsoft Corp. ........................      1.30%       11/03/18           150,001
        250,000  Microsoft Corp. ........................      1.10%       08/08/19           247,355
        250,000  Microsoft Corp. ........................      1.85%       02/06/20           250,879
        150,000  Microsoft Corp. ........................      2.00%       11/03/20           150,568
        250,000  Microsoft Corp. ........................      1.55%       08/08/21           243,759
        800,000  Microsoft Corp. ........................      2.40%       02/06/22           805,349
        150,000  Microsoft Corp. ........................      3.63%       12/15/23           158,168
        250,000  Microsoft Corp. ........................      2.88%       02/06/24           251,834
        200,000  Microsoft Corp. ........................      3.13%       11/03/25           202,104
        100,000  Microsoft Corp. ........................      2.40%       08/08/26            94,734
        250,000  Microsoft Corp. ........................      3.30%       02/06/27           254,149
        100,000  Microsoft Corp. ........................      3.45%       08/08/36            94,935
        250,000  Microsoft Corp. ........................      4.10%       02/06/37           258,531
        275,000  Microsoft Corp. ........................      4.45%       11/03/45           290,946
        350,000  Microsoft Corp. ........................      3.70%       08/08/46           329,408
        250,000  Microsoft Corp. ........................      4.25%       02/06/47           256,911
        100,000  Oracle Corp. ...........................      2.25%       10/08/19           101,261
        200,000  Oracle Corp. ...........................      1.90%       09/15/21           196,649
        100,000  Oracle Corp. ...........................      2.50%       05/15/22            99,794
        500,000  Oracle Corp. ...........................      2.40%       09/15/23           487,137
        250,000  Oracle Corp. ...........................      3.40%       07/08/24           256,894
        350,000  Oracle Corp. ...........................      2.65%       07/15/26           333,679
         50,000  Oracle Corp. ...........................      3.85%       07/15/36            48,953


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 SOFTWARE (CONTINUED)
$       400,000  Oracle Corp. ...........................      5.38%       07/15/40    $      465,234
        350,000  Oracle Corp. ...........................      4.00%       07/15/46           334,752
                                                                                       --------------
                                                                                            6,363,984
                                                                                       --------------

                 SPECIALTY RETAIL - 0.5%
        500,000  Home Depot (The), Inc. .................      2.00%       04/01/21           498,009
        770,000  Home Depot (The), Inc. .................      4.40%       04/01/21           834,959
        100,000  Home Depot (The), Inc. .................      3.35%       09/15/25           102,954
        550,000  Home Depot (The), Inc. .................      3.00%       04/01/26           549,684
        250,000  Home Depot (The), Inc. .................      2.13%       09/15/26           232,276
        200,000  Home Depot (The), Inc. .................      5.40%       09/15/40           240,694
        100,000  Home Depot (The), Inc. .................      4.40%       03/15/45           106,297
        500,000  Home Depot (The), Inc. .................      4.25%       04/01/46           521,933
        250,000  Home Depot (The), Inc. .................      3.50%       09/15/56           218,907
                                                                                       --------------
                                                                                            3,305,713
                                                                                       --------------

                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.7%
        250,000  Apple, Inc. (a).........................      1.12%       02/08/19           250,114
        250,000  Apple, Inc. ............................      1.10%       08/02/19           247,114
        250,000  Apple, Inc. (a).........................      1.24%       02/07/20           250,540
        450,000  Apple, Inc. ............................      2.85%       05/06/21           460,951
        250,000  Apple, Inc. ............................      1.55%       08/04/21           242,695
        110,000  Apple, Inc. (a).........................      1.54%       02/09/22           110,965
        375,000  Apple, Inc. ............................      2.40%       05/03/23           369,041
        250,000  Apple, Inc. ............................      3.00%       02/09/24           252,375
        100,000  Apple, Inc. ............................      2.45%       08/04/26            94,712
        250,000  Apple, Inc. ............................      3.35%       02/09/27           253,301
        100,000  Apple, Inc. ............................      4.45%       05/06/44           103,657
        100,000  Apple, Inc. ............................      3.45%       02/09/45            89,364
        100,000  Apple, Inc. ............................      4.65%       02/23/46           107,560
        500,000  Apple, Inc. ............................      4.25%       02/09/47           509,301
        150,000  Hewlett Packard Enterprise Co. .........      2.45%       10/05/17           150,456
         50,000  Hewlett Packard Enterprise Co. .........      2.85%       10/05/18            50,621
        100,000  Hewlett Packard Enterprise Co. .........      3.60%       10/15/20           102,921
        150,000  Hewlett Packard Enterprise Co. .........      4.40%       10/15/22           157,275
        125,000  Hewlett Packard Enterprise Co. .........      4.90%       10/15/25           130,062
         50,000  Hewlett Packard Enterprise Co. .........      6.35%       10/15/45            51,659
                                                                                       --------------
                                                                                            3,984,684
                                                                                       --------------

                 TEXTILES, APPAREL & LUXURY GOODS - 0.1%
        250,000  NIKE, Inc. .............................      2.38%       11/01/26           234,280
        100,000  NIKE, Inc. .............................      3.88%       11/01/45            96,698
        250,000  NIKE, Inc. .............................      3.38%       11/01/46           221,804
                                                                                       --------------
                                                                                              552,782
                                                                                       --------------

                 TOBACCO - 0.2%
        300,000  Reynolds American, Inc. ................      4.45%       06/12/25           316,310
        525,000  Reynolds American, Inc. ................      5.85%       08/15/45           618,844
                                                                                       --------------
                                                                                              935,154
                                                                                       --------------


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 WATER UTILITIES - 0.1%
$       350,000  American Water Capital Corp. ...........      3.40%       03/01/25    $      359,428
        350,000  American Water Capital Corp. ...........      4.00%       12/01/46           356,096
                                                                                       --------------
                                                                                              715,524
                                                                                       --------------
                 TOTAL CORPORATE BONDS AND NOTES.....................................     238,073,585
                 (Cost $239,704,322)                                                   --------------

U.S. GOVERNMENT BONDS AND NOTES - 1.7%
      1,960,000  U.S. Treasury Bond........................    2.88%       11/15/46         1,902,119
      1,125,000  U.S. Treasury Note (c)....................    0.88%       10/15/17         1,124,604
        275,000  U.S. Treasury Note........................    1.38%       02/15/20           274,162
        860,000  U.S. Treasury Note........................    1.63%       03/15/20           863,174
        500,000  U.S. Treasury Note........................    2.00%       12/31/21           501,983
      2,000,000  U.S. Treasury Note........................    1.88%       01/31/22         1,995,898
      1,635,000  U.S. Treasury Note........................    1.88%       02/28/22         1,631,679
        500,000  U.S. Treasury Note........................    2.13%       11/30/23           498,360
        260,000  U.S. Treasury Note........................    2.13%       02/29/24           258,634
        625,000  U.S. Treasury Note........................    2.13%       03/31/24           621,387
        625,000  U.S. Treasury Note........................    2.25%       02/15/27           617,102
                                                                                       --------------
                 TOTAL U.S. GOVERNMENT BONDS AND NOTES...............................      10,289,102
                 (Cost $10,232,125)                                                    --------------

FOREIGN CORPORATE BONDS AND NOTES - 1.6%

                 AUTO COMPONENTS - 0.0%
        100,000  Delphi Automotive PLC ..................      4.40%       10/01/46            95,664
                                                                                       --------------

                 BANKS - 0.5%
        500,000  HSBC Holdings PLC (a)...................      3.35%       03/08/21           526,861
        700,000  HSBC Holdings PLC (a)...................      2.71%       05/25/21           722,665
        475,000  HSBC Holdings PLC ......................      2.65%       01/05/22           469,262
        200,000  HSBC Holdings PLC (a)...................      3.26%       03/13/23           201,250
        625,000  HSBC Holdings PLC ......................      3.90%       05/25/26           634,069
        350,000  HSBC Holdings PLC ......................      4.38%       11/23/26           353,406
        200,000  HSBC Holdings PLC (a)...................      4.04%       03/13/28           202,411
                                                                                       --------------
                                                                                            3,109,924
                                                                                       --------------

                 CAPITAL MARKETS - 0.2%
        200,000  Credit Suisse AG .......................      5.40%       01/14/20           214,735
        500,000  Credit Suisse Group AG (b)..............      3.57%       01/09/23           499,854
        167,000  Deutsche Bank AG (a)....................      2.47%       01/18/19           168,321
        250,000  UBS Group Funding Switzerland AG (a)
                   (b)...................................      2.38%       05/23/23           250,734
                                                                                       --------------
                                                                                            1,133,644
                                                                                       --------------

                 CHEMICALS - 0.0%
         75,000  LYB International Finance, B.V. ........      4.88%       03/15/44            77,984
                                                                                       --------------


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                 DIVERSIFIED FINANCIAL SERVICES - 0.2%
$       444,000  GE Capital International Funding Co. ...      4.42%       11/15/35    $      469,744
        250,000  Shell International Finance, B.V. ......      2.88%       05/10/26           243,384
        250,000  Shell International Finance, B.V. ......      2.50%       09/12/26           236,138
        250,000  Shell International Finance, B.V. ......      4.00%       05/10/46           239,909
        250,000  Shell International Finance, B.V. ......      3.75%       09/12/46           230,495
                                                                                       --------------
                                                                                            1,419,670
                                                                                       --------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
        250,000  Telefonica Emisiones SAU ...............      4.10%       03/08/27           252,275
        500,000  Telefonica Emisiones SAU ...............      5.21%       03/08/47           508,056
                                                                                       --------------
                                                                                              760,331
                                                                                       --------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
        250,000  Medtronic Global Holdings SCA ..........      1.70%       03/28/19           250,006
        250,000  Medtronic Global Holdings SCA ..........      3.35%       04/01/27           252,090
                                                                                       --------------
                                                                                              502,096
                                                                                       --------------

                 METALS & MINING - 0.2%
        330,000  BHP Billiton Finance USA, Ltd. .........      5.00%       09/30/43           370,397
        186,000  Rio Tinto Finance USA, Ltd. ............      3.75%       06/15/25           193,558
        350,000  Vale Overseas, Ltd. ....................      6.25%       08/10/26           381,063
                                                                                       --------------
                                                                                              945,018
                                                                                       --------------

                 OIL, GAS & CONSUMABLE FUELS - 0.2%
        100,000  BP Capital Markets PLC .................      2.11%       09/16/21            98,268
        100,000  BP Capital Markets PLC .................      3.12%       05/04/26            97,975
        100,000  BP Capital Markets PLC .................      3.02%       01/16/27            96,103
        100,000  Canadian Natural Resources, Ltd. .......      3.80%       04/15/24           100,823
        250,000  Enbridge, Inc. .........................      4.25%       12/01/26           255,699
        250,000  Enbridge, Inc. .........................      5.50%       12/01/46           266,790
        200,000  Petroleos Mexicanos (b).................      5.38%       03/13/22           209,750
                                                                                       --------------
                                                                                            1,125,408
                                                                                       --------------

                 PHARMACEUTICALS - 0.1%
        300,000  Actavis Funding SCS ....................      3.45%       03/15/22           306,659
        300,000  Actavis Funding SCS ....................      3.80%       03/15/25           303,239
        100,000  Actavis Funding SCS ....................      4.75%       03/15/45           100,813
                                                                                       --------------
                                                                                              710,711
                                                                                       --------------
                 TOTAL FOREIGN CORPORATE BONDS AND NOTES.............................       9,880,450
                 (Cost $9,834,660)                                                     --------------


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

                                                            ANNUALIZED
   PRINCIPAL                                              YIELD ON DATE     STATED
     VALUE                     DESCRIPTION                 OF PURCHASE     MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
COMMERCIAL PAPER - 0.5%

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.4%
$     2,350,000  Arrow Electronics, Inc. ................      1.35%       04/03/17    $    2,349,735
                                                                                       --------------

                 SPECIALTY RETAIL - 0.1%
        700,000  AutoNation, Inc. .......................      1.35%       04/03/17           699,920
                                                                                       --------------
                 TOTAL COMMERCIAL PAPER..............................................       3,049,655
                 (Cost $3,049,772)                                                     --------------

                 TOTAL INVESTMENTS - 98.9%...........................................     599,517,847
                 (Cost $564,934,543) (d)

                 NET OTHER ASSETS AND LIABILITIES - 1.1%.............................       6,557,568
                                                                                       --------------
                 NET ASSETS - 100.0%.................................................  $  606,075,415
                                                                                       ==============

-----------------------------

(a) Floating rate security. The interest rate shown reflects the rate in effect at March 31, 2017.

(b) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgement. At March 31, 2017, securities noted as such amounted to $8,119,645 or 1.3% of net assets.

(c) All or a portion of this security is segregated as collateral for open futures contracts.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $40,725,099 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,141,795.


                     See Notes to Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $   338,225,055  $ 338,225,055  $            --  $           --
Corporate Bonds and Notes*....................      238,073,585             --      238,073,585              --
U.S. Government Bonds and Notes...............       10,289,102             --       10,289,102              --
Foreign Corporate Bonds and Notes*............        9,880,450             --        9,880,450              --
Commercial Paper*.............................        3,049,655             --        3,049,655              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................      599,517,847    338,225,055      261,292,792              --
Futures Contracts.............................           44,438         44,438               --              --
                                                ---------------  -------------  ---------------  --------------
Total.........................................  $   599,562,285  $ 338,269,493  $   261,292,792  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.

OPEN FUTURES CONTRACTS AT MARCH 31, 2017 (see Note 2C - Futures Contracts in the Notes to Portfolio of Investments):

                                                                                                   UNREALIZED
                                                   NUMBER OF      EXPIRATION                     APPRECIATION/
SHORT FUTURES CONTRACTS                            CONTRACTS         MONTH      NOTIONAL VALUE   (DEPRECIATION)
----------------------------------------------  ---------------  -------------  ---------------  --------------
U.S. Treasury 5-Year Notes                             40          Jun-2017     $     4,709,063  $       15,938
U.S. Treasury 10-Year Notes                            13          Jun-2017           1,619,313           6,297
U.S. Treasury CME Ultra Long Term Bonds                 5          Jun-2017             803,125           7,852
U.S. Treasury Ultra 10-Year Notes                      68          Jun-2017           9,104,562          14,351
                                                                                ---------------  --------------
       Total Futures Contracts                                                  $    16,236,063  $       44,438
                                                                                ===============  ==============

---------------------------------------------------------------
ASSET ALLOCATION                                % OF NET ASSETS
---------------------------------------------------------------
Common Stocks                                        55.8%
Corporate Bonds & Notes                              39.3
U.S. Government Bonds & Notes                         1.7
Foreign Corporate Bonds & Notes                       1.6
Commercial Paper                                      0.5
                                                    ------
Total Investments                                    98.9
Net Other Assets & Liabilities                        1.1
                                                    ------
Net Assets                                          100.0%
                                                    ======


                     See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
EXCHANGE-TRADED FUNDS -- 40.5%

                 CAPITAL MARKETS -- 40.5%
          3,500  First Trust Low Duration Opportunities ETF (a)......................  $      182,210
         78,360  First Trust Preferred Securities and Income ETF (a).................       1,529,587
         60,430  First Trust Senior Loan Fund (a)....................................       2,924,208
         26,660  First Trust Tactical High Yield ETF (a).............................       1,302,608
            150  iShares 20+ Year Treasury Bond ETF..................................          18,106
            225  iShares 7-10 Year Treasury Bond ETF.................................          23,758
          5,910  iShares Floating Rate Bond ETF......................................         300,642
         11,630  iShares iBoxx $ Investment Grade Corporate Bond ETF.................       1,371,293
              1  Vanguard Mortgage-Backed Securities ETF.............................              52
                                                                                       --------------
                 TOTAL EXCHANGE-TRADED FUNDS.........................................       7,652,464
                 (Cost $7,654,452)                                                     --------------

COMMON STOCKS -- 21.7%

                 AEROSPACE & DEFENSE -- 0.8%
            406  General Dynamics Corp...............................................          76,003
            468  Raytheon Co.........................................................          71,370
                                                                                       --------------
                                                                                              147,373
                                                                                       --------------

                 BANKS -- 1.6%
          1,036  JPMorgan Chase & Co.................................................          91,002
          1,418  U.S. Bancorp........................................................          73,027
          1,515  Webster Financial Corp..............................................          75,811
          1,250  Wells Fargo & Co.  .................................................          69,575
                                                                                       --------------
                                                                                              309,415
                                                                                       --------------

                 CAPITAL MARKETS -- 0.3%
            158  BlackRock, Inc......................................................          60,595
                                                                                       --------------

                 CHEMICALS -- 0.6%
            465  International Flavors & Fragrances, Inc.............................          61,626
            570  LyondellBasell Industries N.V., Class A.............................          51,978
                                                                                       --------------
                                                                                              113,604
                                                                                       --------------

                 COMMUNICATIONS EQUIPMENT -- 0.4%
          2,234  Cisco Systems, Inc..................................................          75,509
                                                                                       --------------

                 CONSUMER FINANCE -- 0.4%
            903  Capital One Financial Corp..........................................          78,254
                                                                                       --------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
          1,142  Verizon Communications, Inc.........................................          55,672
                                                                                       --------------

                 ELECTRIC UTILITIES -- 1.6%
            529  Alliant Energy Corp.................................................          20,954
            578  American Electric Power Co., Inc....................................          38,801
            551  Duke Energy Corp....................................................          45,188
            857  Edison International................................................          68,226
            374  Emera, Inc. (CAD)...................................................          13,212
            654  Eversource Energy...................................................          38,442
            405  Fortis, Inc. (CAD)..................................................          13,421
            734  Hydro One Ltd. (CAD) (b)............................................          13,385
            443  NextEra Energy, Inc.................................................          56,868
                                                                                       --------------
                                                                                              308,497
                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 ELECTRICAL EQUIPMENT -- 0.4%
            863  Eaton Corp. PLC.....................................................  $       63,991
                                                                                       --------------

                 ENERGY EQUIPMENT & SERVICES -- 0.2%
            566  Schlumberger Ltd....................................................          44,205
                                                                                       --------------

                 FOOD & STAPLES RETAILING -- 0.3%
            673  CVS Health Corp.....................................................          52,831
                                                                                       --------------

                 GAS UTILITIES -- 0.4%
            162  Atmos Energy Corp...................................................          12,796
            187  Chesapeake Utilities Corp...........................................          12,940
            332  New Jersey Resources Corp...........................................          13,147
            520  UGI Corp............................................................          25,688
                                                                                       --------------
                                                                                               64,571
                                                                                       --------------

                 HEALTH CARE EQUIPMENT & SUPPLIES -- 0.7%
          1,539  Abbott Laboratories.................................................          68,347
            844  Medtronic PLC.......................................................          67,993
                                                                                       --------------
                                                                                              136,340
                                                                                       --------------

                 HEALTH CARE PROVIDERS & SERVICES -- 0.8%
            569  Aetna, Inc..........................................................          72,576
            928  Cardinal Health, Inc................................................          75,678
                                                                                       --------------
                                                                                              148,254
                                                                                       --------------

                 HOTELS, RESTAURANTS & LEISURE -- 0.7%
          1,334  Carnival Corp.......................................................          78,586
          1,001  Starbucks Corp......................................................          58,448
                                                                                       --------------
                                                                                              137,034
                                                                                       --------------

                 INDUSTRIAL CONGLOMERATES -- 1.2%
          2,117  General Electric Co.................................................          63,087
            611  Honeywell International, Inc........................................          76,296
          1,172  Siemens AG, ADR.....................................................          80,282
                                                                                       --------------
                                                                                              219,665
                                                                                       --------------

                 INSURANCE -- 0.8%
          1,902  FNF Group...........................................................          74,064
          1,416  MetLife, Inc........................................................          74,793
                                                                                       --------------
                                                                                              148,857
                                                                                       --------------

                 IT SERVICES -- 0.8%
            687  Accenture PLC, Class A..............................................          82,358
            863  Fidelity National Information Services, Inc.........................          68,712
                                                                                       --------------
                                                                                              151,070
                                                                                       --------------

                 MACHINERY -- 0.3%
            367  Snap-on, Inc........................................................          61,902
                                                                                       --------------

                 MEDIA -- 0.3%
            748  Scripps Networks Interactive, Inc., Class A.........................          58,621
                                                                                       --------------

                 MULTI-UTILITIES -- 0.9%
            618  National Grid PLC, ADR..............................................          39,231
            857  Public Service Enterprise Group, Inc................................          38,008
            292  SCANA Corp..........................................................          19,082
            338  Sempra Energy.......................................................          37,349


                        See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 MULTI-UTILITIES (CONTINUED)
            427  WEC Energy Group, Inc...............................................  $       25,889
                                                                                       --------------
                                                                                              159,559
                                                                                       --------------

                 OIL, GAS & CONSUMABLE FUELS -- 3.1%
            562  Chevron Corp........................................................          60,342
          1,545  Enbridge Income Fund Holdings, Inc. (CAD)...........................          38,513
            605  Enbridge, Inc.......................................................          25,313
            857  Exxon Mobil Corp....................................................          70,283
          1,263  Inter Pipeline Ltd. (CAD)...........................................          26,621
          3,689  Kinder Morgan, Inc..................................................          80,199
            688  Targa Resources Corp................................................          41,211
          1,532  TOTAL S.A., ADR.....................................................          77,243
          3,625  TransCanada Corp....................................................         167,294
                                                                                       --------------
                                                                                              587,019
                                                                                       --------------

                 PHARMACEUTICALS -- 0.8%
            826  Eli Lilly & Co......................................................          69,475
            644  Johnson & Johnson...................................................          80,210
                                                                                       --------------
                                                                                              149,685
                                                                                       --------------

                 ROAD & RAIL -- 0.3%
            584  Union Pacific Corp..................................................          61,857
                                                                                       --------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.4%
            321  Broadcom Ltd........................................................          70,286
                                                                                       --------------

                 SOFTWARE -- 0.8%
          1,391  Microsoft Corp......................................................          91,611
          1,453  Oracle Corp.........................................................          64,818
                                                                                       --------------
                                                                                              156,429
                                                                                       --------------

                 SPECIALTY RETAIL -- 0.8%
            599  Home Depot (The), Inc...............................................          87,951
            835  TJX (The) Cos., Inc.................................................          66,032
                                                                                       --------------
                                                                                              153,983
                                                                                       --------------

                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 0.7%
            547  Apple, Inc..........................................................          78,582
            690  Western Digital Corp................................................          56,946
                                                                                       --------------
                                                                                              135,528
                                                                                       --------------

                 TEXTILES, APPAREL & LUXURY GOODS -- 0.3%
          1,056  NIKE, Inc., Class B.................................................          58,851
                                                                                       --------------

                 TOBACCO -- 0.7%
            921  Altria Group, Inc...................................................          65,778
            953  British American Tobacco PLC, ADR...................................          63,203
                                                                                       --------------
                                                                                              128,981
                                                                                       --------------
                 TOTAL COMMON STOCKS.................................................       4,098,438
                 (Cost $3,661,542)                                                     --------------


                        See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
REAL ESTATE INVESTMENT TRUSTS -- 11.6%

                 DIVERSIFIED REITS -- 1.8%
          8,239  Lexington Realty Trust..............................................  $       82,225
            763  PS Business Parks, Inc..............................................          87,562
          3,650  STORE Capital Corp..................................................          87,162
          2,714  Washington Real Estate Investment Trust.............................          84,894
                                                                                       --------------
                                                                                              341,843
                                                                                       --------------

                 HEALTH CARE REITS -- 1.4%
          1,181  National Health Investors, Inc......................................          85,776
          2,729  Omega Healthcare Investors, Inc.....................................          90,030
          4,671  Physicians Realty Trust.............................................          92,813
                                                                                       --------------
                                                                                              268,619
                                                                                       --------------

                 HOTEL & RESORT REITS -- 0.9%
          2,764  Hospitality Properties Trust........................................          87,149
          4,676  Host Hotels & Resorts, Inc..........................................          87,254
                                                                                       --------------
                                                                                              174,403
                                                                                       --------------

                 INDUSTRIAL REITS -- 1.0%
          3,575  Duke Realty Corp....................................................          93,915
          1,765  Prologis, Inc.......................................................          91,568
                                                                                       --------------
                                                                                              185,483
                                                                                       --------------

                 OFFICE REITS -- 0.5%
          2,686  Corporate Office Properties Trust...................................          88,907
                                                                                       --------------

                 RESIDENTIAL REITS -- 1.9%
          1,962  Apartment Investment & Management Co., Class A......................          87,015
            503  AvalonBay Communities, Inc..........................................          92,351
          1,174  Equity LifeStyle Properties, Inc....................................          90,468
            907  Mid-America Apartment Communities, Inc..............................          92,278
                                                                                       --------------
                                                                                              362,112
                                                                                       --------------

                 RETAIL REITS -- 1.8%
          3,504  Kimco Realty Corp...................................................          77,403
          2,013  National Retail Properties, Inc.....................................          87,807
          5,877  Retail Properties of America, Inc., Class A.........................          84,746
            484  Simon Property Group, Inc...........................................          83,263
                                                                                       --------------
                                                                                              333,219
                                                                                       --------------

                 SPECIALIZED REITS -- 2.3%
          1,795  CyrusOne, Inc.......................................................          92,389
            817  Digital Realty Trust, Inc...........................................          86,921
          1,183  EPR Properties......................................................          87,104
          1,187  Extra Space Storage, Inc............................................          88,301
          1,738  QTS Realty Trust, Inc., Class A.....................................          84,727
                                                                                       --------------
                                                                                              439,442
                                                                                       --------------
                 TOTAL REAL ESTATE INVESTMENT TRUSTS.................................       2,194,028
                 (Cost $2,058,800)                                                     --------------


                        See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

     UNITS                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
MASTER LIMITED PARTNERSHIPS -- 9.9%

                 CHEMICALS -- 0.3%
          1,929  Westlake Chemical Partners, L.P.....................................  $       48,514
                                                                                       --------------

                 GAS UTILITIES -- 0.4%
          1,632  AmeriGas Partners, L.P..............................................          76,851
                                                                                       --------------

                 INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS -- 0.4%
          2,597  NextEra Energy Partners, L.P........................................          86,039
                                                                                       --------------

                 OIL, GAS & CONSUMABLE FUELS -- 8.8%
          2,419  Alliance Resource Partners, L.P.....................................          52,371
            531  Buckeye Partners, L.P...............................................          36,405
            415  Dominion Midstream Partners, L.P....................................          13,259
          7,969  Enbridge Energy Partners, L.P.......................................         151,411
          9,612  Enterprise Products Partners, L.P...................................         265,387
            849  EQT Midstream Partners, L.P.........................................          65,288
          4,097  Holly Energy Partners, L.P..........................................         146,304
          2,027  Magellan Midstream Partners, L.P....................................         155,897
          1,790  NGL Energy Partners, L.P............................................          40,454
          1,532  ONEOK Partners, L.P.................................................          82,713
          1,035  Phillips 66 Partners, L.P...........................................          53,147
          4,390  Plains All American Pipeline, L.P...................................         138,768
          1,252  Shell Midstream Partners, L.P.......................................          40,352
          4,016  Spectra Energy Partners, L.P........................................         175,339
            882  Tallgrass Energy Partners, L.P......................................          46,922
          2,240  TC PipeLines, L.P...................................................         133,638
            283  TransMontaigne Partners, L.P........................................          12,645
          1,312  Williams Partners, L.P..............................................          53,569
                                                                                       --------------
                                                                                            1,663,869
                                                                                       --------------
                 TOTAL MASTER LIMITED PARTNERSHIPS...................................       1,875,273
                 (Cost $1,596,333)                                                     --------------

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
U.S. GOVERNMENT BONDS AND NOTES -- 8.8%

$       62,583   U.S. Treasury Inflation Indexed
                    Bond (c).............................      1.75%       01/15/28            70,845
        39,580   U.S. Treasury Inflation Indexed
                    Bond (c).............................      2.50%       01/15/29            48,452
         7,385   U.S. Treasury Inflation Indexed
                    Bond (c).............................      3.88%       04/15/29            10,203
        24,758   U.S. Treasury Inflation Indexed
                    Bond (c).............................      3.38%       04/15/32            34,818
        22,466   U.S. Treasury Inflation Indexed
                    Bond (c).............................      2.13%       02/15/40            28,386
        35,256   U.S. Treasury Inflation Indexed
                    Bond (c).............................      2.13%       02/15/41            44,769
        28,797   U.S. Treasury Inflation Indexed
                    Bond (c).............................      0.75%       02/15/42            27,740
        36,539   U.S. Treasury Inflation Indexed
                    Bond (c).............................      0.63%       02/15/43            34,044
        32,087   U.S. Treasury Inflation Indexed
                    Bond (c).............................      1.38%       02/15/44            35,438
        31,241   U.S. Treasury Inflation Indexed
                    Bond (c).............................      0.75%       02/15/45            29,799
        28,691   U.S. Treasury Inflation Indexed
                    Bond (c).............................      1.00%       02/15/46            29,163
        10,058   U.S. Treasury Inflation Indexed
                    Bond (c).............................      0.88%       02/15/47             9,915
        67,536   U.S. Treasury Inflation Indexed
                    Note (c).............................      0.13%       04/15/18            68,134
        24,770   U.S. Treasury Inflation Indexed
                    Note (c).............................      1.38%       07/15/18            25,633
         4,523   U.S. Treasury Inflation Indexed
                    Note (c).............................      2.13%       01/15/19             4,761
        94,187   U.S. Treasury Inflation Indexed
                    Note (c).............................      0.13%       04/15/19            95,615
        20,468   U.S. Treasury Inflation Indexed
                    Note (c).............................      1.88%       07/15/19            21,755
        28,518   U.S. Treasury Inflation Indexed
                    Note (c).............................      1.38%       01/15/20            30,061
        71,538   U.S. Treasury Inflation Indexed
                    Note (c).............................      0.13%       04/15/20            72,639


                        See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
U.S. GOVERNMENT BONDS AND NOTES (CONTINUED)

$        48,985  U.S. Treasury Inflation Indexed
                    Note (c).............................      1.25%       07/15/20    $       51,865
         55,717  U.S. Treasury Inflation Indexed
                    Note (c).............................      1.13%       01/15/21            58,701
         61,465  U.S. Treasury Inflation Indexed
                    Note (c).............................      0.13%       04/15/21            62,151
         53,863  U.S. Treasury Inflation Indexed
                    Note (c).............................      0.63%       07/15/21            55,917
         61,038  U.S. Treasury Inflation Indexed
                    Note (c).............................      0.13%       01/15/22            61,556
         59,124  U.S. Treasury Inflation Indexed
                    Note (c).............................      0.13%       07/15/22            59,641
         57,852  U.S. Treasury Inflation Indexed
                    Note (c).............................      0.13%       01/15/23            57,875
         58,425  U.S. Treasury Inflation Indexed
                    Note (c).............................      0.38%       07/15/23            59,416
         57,231  U.S. Treasury Inflation Indexed
                    Note (c).............................      0.63%       01/15/24            58,645
         57,466  U.S. Treasury Inflation Indexed
                    Note (c).............................      0.13%       07/15/24            56,988
         57,404  U.S. Treasury Inflation Indexed
                    Note (c).............................      0.25%       01/15/25            56,962
         49,590  U.S. Treasury Inflation Indexed
                    Note (c).............................      2.38%       01/15/25            57,244
         57,334  U.S. Treasury Inflation Indexed
                    Note (c).............................      0.38%       07/15/25            57,519
         61,309  U.S. Treasury Inflation Indexed
                    Note (c).............................      0.63%       01/15/26            62,467
         32,417  U.S. Treasury Inflation Indexed
                    Note (c).............................      2.00%       01/15/26            36,816
         50,645  U.S. Treasury Inflation Indexed
                    Note (c).............................      0.13%       07/15/26            49,448
         20,102  U.S. Treasury Inflation Indexed
                    Note (c).............................      0.38%       01/15/27            20,046
         25,885  U.S. Treasury Inflation Indexed
                    Note (c).............................      2.38%       01/15/27            30,626
                                                                                       --------------
                 TOTAL U.S. GOVERNMENT BONDS AND NOTES...............................       1,676,053
                 (Cost $1,673,423)                                                     --------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 6.3%

                 COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.3%
                 Fannie Mae REMICS
             37     Series 1988-16, Class B..............      9.50%       06/25/18                37
            716     Series 1988-30, Class D..............      9.50%       12/25/18               744
            256     Series 1989-69, Class G..............      7.60%       10/25/19               267
            792     Series 1989-82, Class G..............      8.40%       11/25/19               843
         19,108     Series 1990-37, Class K..............      9.50%       04/25/20            20,077
          2,765     Series 1990-109, Class J.............      7.00%       09/25/20             2,929
          1,247     Series 1992-24, Class Z..............      6.50%       04/25/22             1,340
             25     Series 1992-44, Class ZQ.............      8.00%       07/25/22                27
          2,816     Series 1993-1, Class KA..............      7.90%       01/25/23             3,142
          1,897     Series 1993-62, Class E..............      7.00%       04/25/23             2,071
            672     Series 1993-119, Class H.............      6.50%       07/25/23               734
          4,316     Series 1993-178, Class PK............      6.50%       09/25/23             4,737
          4,228     Series 1995-24, Class G..............      6.50%       04/25/23             4,572
          2,447     Series 1999-56, Class Z..............      7.00%       12/18/29             2,764
         46,302     Series 2002-9, Class MS, IO (d)......      7.12%       03/25/32             9,214
          2,004     Series 2002-67, Class PE.............      5.50%       11/25/32             2,221
          5,447     Series 2002-90, Class A1.............      6.50%       06/25/42             6,332
             98     Series 2003-9, Class EB..............      5.00%       02/25/18                99
          5,217     Series 2003-14, Class AQ.............      3.50%       03/25/33             5,318
          7,410     Series 2003-41, Class OA.............      4.00%       05/25/33             7,737
            199     Series 2003-92, Class HP.............      4.50%       09/25/18               202
         10,666     Series 2004-10, Class ZB.............      6.00%       02/25/34            12,719
          5,793     Series 2004-76, Class CL.............      4.00%       10/25/19             5,859
          5,261     Series 2004-92, Class S, IO (d)......      5.72%       08/25/34               286
          1,247     Series 2005-46, Class LW.............      5.00%       06/25/20             1,274
            177     Series 2005-48, Class MD.............      5.00%       04/25/34               178
         10,602     Series 2005-68, Class BC.............      5.25%       06/25/35            11,088


                        See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                 COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                 Fannie Mae REMICS (Continued)
$         5,317     Series 2005-70, Class KJ.............      5.50%       09/25/34    $        5,454
         23,146     Series 2005-79, Class NF (d).........      1.39%       09/25/35            23,236
             94     Series 2005-120, Class NF (d)........      1.08%       01/25/21                94
          1,181     Series 2011-38, Class AH.............      2.75%       05/25/20             1,188
          3,693     Series 2012-35, Class PL.............      2.00%       11/25/41             3,640
          1,240     Series 2013-14, Class QE.............      1.75%       03/25/43             1,163
         54,069     Series 2013-31, Class NT.............      3.00%       04/25/43            55,743
                 Fannie Mae REMIC Trust
         23,043     Series 2007-W8, Class 1A5 (d)........      6.32%       09/25/37            24,404
                 Fannie Mae Trust
          6,988     Series 2004-W8, Class 3A.............      7.50%       06/25/44             8,222
                 FHLMC - GNMA
            530     Series 1993-5, Class HA..............      7.50%       02/25/23               581
          1,197     Series 1994-27, Class D..............      7.00%       03/25/24             1,327
                 Freddie Mac REMICS
          1,279     Series 1988-23, Class F..............      9.60%       04/15/20             1,340
            918     Series 1989-84, Class F..............      9.20%       10/15/20               980
          4,595     Series 1991-1074, Class I............      6.75%       05/15/21             4,776
          2,754     Series 1991-1078, Class GZ...........      6.50%       05/15/21             2,890
            860     Series 1992-1250, Class J............      7.00%       05/15/22               935
         27,957     Series 1992-1401, Class Q (d)........      1.51%       10/15/22            28,258
         42,717     Series 1993-1487, Class P, IO (d)....      8.59%       03/15/23             6,694
          7,307     Series 1994-1673, Class FB (d).......      1.96%       02/15/24             7,273
          1,372     Series 1996-1807, Class G............      9.00%       10/15/20             1,485
             92     Series 1996-1847, Class LL...........      7.50%       04/15/26               105
         19,478     Series 1998-2033, Class IA, IO.......      7.00%       02/15/28             2,612
            209     Series 1998-2056, Class TD...........      6.50%       05/15/18               212
          4,886     Series 1999-2130, Class KB...........      6.38%       03/15/29             5,520
         24,338     Series 1999-2174, Class PN...........      6.00%       07/15/29            26,972
         10,626     Series 2001-2277, Class B............      7.50%       01/15/31            12,645
             25     Series 2002-2447, Class LB...........      5.50%       05/15/17                25
            130     Series 2002-2453, Class BD...........      6.00%       05/15/17               131
          6,554     Series 2002-2542, Class ES...........      5.00%       12/15/17             6,656
            550     Series 2003-2559, Class PB...........      5.50%       08/15/30               566
          3,734     Series 2003-2590, Class NV...........      5.00%       03/15/18             3,777
          2,503     Series 2003-2649, Class KA...........      4.50%       07/15/18             2,534
         23,372     Series 2004-2768, Class PW...........      4.25%       03/15/34            24,374
          6,000     Series 2004-2778, Class MM...........      5.25%       04/15/34             6,631
          1,244     Series 2004-2780, Class JA...........      4.50%       04/15/19             1,281
            931     Series 2005-2922, Class QE...........      5.00%       05/15/34               956
         45,316     Series 2005-2958, Class QJ...........      4.00%       04/15/20            46,335
         39,811     Series 2006-3114, Class GI, IO (d)...      5.69%       02/15/36             8,573
         55,256     Series 2006-3199, Class DS, IO (d)...      6.24%       08/15/36            10,425
          1,808     Series 2006-3237, Class CB...........      5.50%       07/15/36             1,912
         26,177     Series 2010-3758, Class M............      4.50%       10/15/38            27,439
          6,417     Series 2010-3775, Class KZ ..........      4.00%       08/15/25             6,649
         12,122     Series 2011-3824, Class FA (d).......      1.06%       03/15/26            12,111
          1,586     Series 2011-3972, Class NW...........      3.00%       08/15/37             1,614
          3,575     Series 2012-3994, Class AE...........      1.63%       02/15/22             3,569
          2,672     Series 2012-4097, Class DC...........      1.50%       06/15/41             2,568
         19,551     Series 2013-4178, Class ZN...........      3.50%       03/15/43            17,493


                        See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                 COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                 Freddie Mac REMICS (Continued)
$         4,057     Series 2013-4253, Class TD...........      2.00%       07/15/40    $        4,077
                 Freddie Mac Strips
         26,783     Series 1994-169, Class IO, IO........      8.50%       03/01/23             5,123
                 Government National Mortgage Association
         15,457     Series 1999-30, Class S, IO (d)......      7.67%       08/16/29             3,198
         46,563     Series 2002-92, Class PB.............      5.50%       12/20/32            51,879
             71     Series 2008-85, Class HP.............      4.00%       04/20/38                71
         10,598     Series 2009-29, Class TA.............      4.50%       03/16/39            11,179
            328     Series 2009-81, Class PA.............      5.50%       02/16/38               343
          1,314     Series 2009-93, Class PB.............      3.00%       12/16/38             1,323
         10,044     Series 2009-102, Class MA............      4.00%       06/16/39            10,367
          5,879     Series 2010-44, Class NK.............      4.00%       10/20/37             5,962
            463     Series 2010-117, Class MA............      2.50%       09/16/23               465
          4,336     Series 2010-121, Class PQ............      3.00%       02/20/39             4,391
          4,179     Series 2011-136, Class GB............      2.50%       05/20/40             4,206
         38,795     Series 2013-20, Class KI, IO.........      5.00%       01/20/43             7,302
                                                                                       --------------
                                                                                              630,065
                                                                                       --------------
                 PASS-THROUGH SECURITIES -- 3.0%
                 Federal Home Loan Mortgage Corporation
         19,222     Pool A47829..........................      4.00%       08/01/35            20,247
         10,773     Pool C01252..........................      6.50%       11/01/31            12,124
         78,933     Pool G01731..........................      6.50%       12/01/29            89,259
         27,488     Pool G06358..........................      4.00%       04/01/41            29,083
          1,953     Pool G11418..........................      6.50%       07/01/17             1,955
          4,594     Pool O20138..........................      5.00%       11/01/30             5,018
         26,953     Pool U90316..........................      4.00%       10/01/42            28,521
                 Federal National Mortgage Association
          8,376     Pool 888366..........................      7.00%       04/01/37             9,824
         22,322     Pool 890383..........................      4.00%       01/01/42            23,541
         52,945     Pool AD0659..........................      6.00%       02/01/23            56,910
         14,167     Pool AH1568..........................      4.50%       12/01/40            15,278
         19,681     Pool AL0791..........................      4.00%       02/01/41            20,813
         32,704     Pool AS9194..........................      4.50%       12/01/44            35,637
         64,681     Pool AU4289..........................      4.00%       09/01/43            68,211
          9,395     Pool MA0561..........................      4.00%       11/01/40             9,892
         45,518     Pool MA1028..........................      4.00%       04/01/42            47,943
                 Government National Mortgage Association
         14,797     Pool 3428............................      5.00%       08/20/33            16,482
         16,008     Pool 3500............................      5.50%       01/20/34            17,982
         11,236     Pool 3711............................      5.50%       05/20/35            12,604
         33,271     Pool MA3525..........................      5.50%       03/20/46            37,198
                                                                                       --------------
                                                                                              558,522
                                                                                       --------------
                 TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES.............       1,188,587
                 (Cost $1,186,111)                                                     --------------


                        See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

   PRINCIPAL                                                  STATED        STATED
     VALUE                     DESCRIPTION                    COUPON       MATURITY        VALUE
---------------  ----------------------------------------  ------------  ------------  --------------
MORTGAGE-BACKED SECURITIES -- 0.3%

                 COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.3%
                 Credit Suisse First Boston Mortgage
                    Securities Corp.
$         1,820     Series 2004-4, Class 1A3.............      5.75%       08/25/34    $        1,842
         11,711     Series 2004-6, Class 2A1.............      4.75%       09/25/19            11,903
                 Jefferies Resecuritization Trust
          3,292     Series 2009-R7, Class 4A1 (d) (e)....      3.22%       09/26/34             3,291
                 JPMorgan Resecuritization Trust
          4,686     Series 2009-7, Class 5A1 (d) (e).....      6.00%       02/27/37             4,694
                 MASTR Alternative Loan Trust
          4,461     Series 2004-10, Class 2A1............      5.50%       10/25/19             4,571
          1,875     Series 2005-1, Class 5A1.............      5.50%       01/25/20             1,922
                 MASTR Asset Securitization Trust
          7,201     Series 2004-1, Class 5A4.............      5.50%       02/25/34             7,392
                 RAAC Trust
          2,411     Series 2005-SP1, Class 2A1...........      5.25%       09/25/34             2,450
                 Structured Asset Mortgage Investments
                    Trust
         12,606     Series 1999-1, Class 2A (d)..........      8.91%       06/25/29            12,780
                 Structured Asset Securities Corp.
                    Mortgage Pass-Through Certificates
          1,449     Series 2004-21XS, Class 2A6A ........      5.24%       12/25/34             1,473
                 WAMU Mortgage Pass-Through Certificates
            311     Series 2002-S8, Class 2A7............      5.25%       01/25/18               313
                 Wells Fargo Alternative Loan Trust
            380     Series 2007-PA5, Class 2A1...........      6.00%       11/25/22               381
                 Wells Fargo Mortgage Backed-Securities
                    Trust
          2,183     Series 2006-17, Class A4.............      5.50%       11/25/21             2,253
                                                                                       --------------
                 TOTAL MORTGAGE-BACKED SECURITIES....................................          55,265
                 (Cost $54,387)                                                        --------------

ASSET-BACKED SECURITIES -- 0.0%

                 AFC Home Equity Loan Trust
            851     Series 1997-4, Class 1A2 (d).........      1.49%       12/22/27               766
                 Bear Stearns Asset Backed Securities
                    Trust
          5,391     Series 2005-SD1, Class 1A3 (d).......      1.38%       08/25/43             5,368
                 Conseco Financial Corp.
            309     Series 1993-4, Class A5 .............      7.05%       01/15/19               311
                                                                                       --------------
                 TOTAL ASSET-BACKED SECURITIES.......................................           6,445
                 (Cost $6,248)                                                         --------------

                 TOTAL INVESTMENTS -- 99.1%..........................................      18,746,553
                 (Cost $17,891,296) (f)
                 NET OTHER ASSETS AND LIABILITIES -- 0.9%............................         161,650
                                                                                       --------------
                 NET ASSETS -- 100.0%................................................  $   18,908,203
                                                                                       ==============


                        See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

-----------------------------

(a)   Investment in an affiliated fund.

(b) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(c) Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

(d) Floating or variable rate security. The interest rate shown reflects the rate in effect at March 31, 2017.

(e) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At March 31, 2017, securities noted as such amounted to $7,985 or 0.04% of net assets.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $992,998 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $137,741.

ADR   American Depositary Receipt

CAD Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.

IO Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Exchange-Traded Funds*........................  $     7,652,464  $   7,652,464  $            --  $           --
Common Stocks*................................        4,098,438      4,098,438               --              --
Real Estate Investment Trusts*................        2,194,028      2,194,028               --              --
Master Limited Partnerships*..................        1,875,273      1,875,273               --              --
U.S. Government Bonds and Notes...............        1,676,053             --        1,676,053              --
U.S. Government Agency Mortgage-Backed
    Securities................................        1,188,587             --        1,188,587              --
Mortgage-Backed Securities....................           55,265             --           55,265              --
Asset-Backed Securities.......................            6,445             --            6,445              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $    18,746,553  $  15,820,203  $     2,926,350  $           --
                                                ===============  =============  ===============  ==============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

---------------------------------------------------------------
ASSET ALLOCATION                                % OF NET ASSETS
---------------------------------------------------------------
Exchange-Traded Funds                                40.5%
Common Stocks                                        21.7
Real Estate Investment Trusts                        11.6
Master Limited Partnerships                           9.9
U.S. Government Bonds and Notes                       8.8
U.S. Government Agency Mortgage-Backed Securities     6.3
Mortgage-Backed Securities                            0.3
Asset-Backed Securities                               0.0+
                                                    ------
Total Investments                                    99.1
Net Other Assets & Liabilities                        0.9
                                                    ------
Net Assets                                          100.0%
                                                    ======

+ Amount less than 0.1%


                        See Notes to Portfolio of Investments

FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS - 98.2%

                 CAPITAL MARKETS - 98.2%
          4,231  First Trust Brazil AlphaDEX(R) Fund (a).............................  $        66,300
          2,009  First Trust Chindia ETF (a).........................................           63,645
          3,107  First Trust Developed Markets ex-US AlphaDEX(R) Fund (a)............          162,061
         13,836  First Trust Dow Jones Internet Index Fund (a) (b)...................        1,218,121
          7,143  First Trust Emerging Markets AlphaDEX(R) Fund (a)...................          163,646
          1,626  First Trust Germany AlphaDEX(R) Fund (a)............................           64,292
         31,452  First Trust Industrials/Producer Durables AlphaDEX(R) Fund (a)......        1,079,433
         24,016  First Trust Large Cap Growth AlphaDEX(R) Fund (a)...................        1,264,442
          3,257  First Trust Latin America AlphaDEX(R) Fund (a)......................           68,202
         23,081  First Trust Mid Cap Core AlphaDEX(R) Fund (a).......................        1,349,084
         42,075  First Trust Nasdaq Bank ETF (a).....................................        1,091,426
         20,842  First Trust NASDAQ-100-Technology Sector Index Fund (a).............        1,253,646
         35,143  First Trust Small Cap Growth AlphaDEX(R) Fund (a)...................        1,280,259
          1,505  First Trust Switzerland AlphaDEX(R) Fund (a)........................           67,409
         41,931  First Trust Utilities AlphaDEX(R) Fund (a)..........................        1,148,490
          6,577  iShares Core U.S. Aggregate Bond ETF ...............................          713,539
          9,366  SPDR Bloomberg Barclays Convertible Securities ETF .................          450,505
         11,302  SPDR Bloomberg Barclays High Yield Bond ETF ........................          417,383
         11,623  SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF .......          396,693
          9,298  SPDR Wells Fargo Preferred Stock ETF ...............................          408,740
                                                                                       ---------------
                 TOTAL INVESTMENTS - 98.2% ..........................................       12,727,316
                 (Cost $12,031,774) (c)

                 NET OTHER ASSETS AND LIABILITIES - 1.8% ............................          229,902
                                                                                       ---------------
                 NET ASSETS - 100.0% ................................................     $ 12,957,218
                                                                                       ===============

-----------------------------

(a)   Investment in an affiliated fund.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $723,899 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $28,357.


                     See Notes to Portfolio of Investments

FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Exchange-Traded Funds*........................  $    12,727,316  $  12,727,316  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.

---------------------------------------------------------------
ASSET ALLOCATION                                % OF NET ASSETS
---------------------------------------------------------------
Domestic Equity ETFs                                 74.7%
Fixed-Income ETFs                                    18.4
International Equity ETFs                             5.1
                                                    ------
Total Investments                                    98.2
Net Other Assets & Liabilities                        1.8
                                                    ------
Net Assets                                          100.0%
                                                    ======


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           MARCH 31, 2017 (UNAUDITED)


                                1. ORGANIZATION

First Trust Variable Insurance Trust (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 14, 2011 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers shares of three series (each a "Fund" and collectively, the "Funds"), First Trust/Dow Jones Dividend & Income Allocation Portfolio ("First Trust Dow Jones"), which commenced investment operations on May 1, 2012, First Trust Multi Income Allocation Portfolio ("First Trust Multi Income"), which commenced investment operations on May 1, 2014, and First Trust Dorsey Wright Tactical Core Portfolio ("First Trust Dorsey Wright"), which commenced investment operations on October 30, 2015.

Each Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The net asset value ("NAV") for each class of shares in each Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of each Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid, and any borrowings of each Fund) by the total number of shares of the class outstanding. Differences in the NAV of each class of each Fund's shares are generally expected to be due to the daily expense accruals of the specified service (12b-1) fees, if any, and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of each Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees (the "Board"), and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks, preferred stocks, master limited partnerships, exchange-traded funds, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           MARCH 31, 2017 (UNAUDITED)


      Commercial paper, fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market or fair value price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.

Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

       1)   the fundamental business data relating to the issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of security;

       4)   the financial statements of the issuer;

       5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

      12)   other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           MARCH 31, 2017 (UNAUDITED)


      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.


The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of March 31, 2017, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FUTURES CONTRACTS

First Trust Dow Jones purchases or sells (i.e., is long or short) futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked to market daily. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.

If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

D. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           MARCH 31, 2017 (UNAUDITED)


translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

E. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

F. AFFILIATED TRANSACTIONS

First Trust Multi Income and First Trust Dorsey Wright invest in securities of affiliated funds. Each Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

Amounts relating to these investments in First Trust Multi Income at March 31, 2017, and for the fiscal year-to-date period (January 1, 2017 to March 31, 2017) are as follows:

                                                                              SHARE ACTIVITY
                                                            --------------------------------------------------
                                                            BALANCE AT                              BALANCE AT    VALUE AT
SECURITY NAME                                               12/31/2016    PURCHASES      SALES      3/31/2017    3/31/2017
---------------------------------------------------------------------------------------------------------------------------
First Trust Low Duration Opportunities ETF                        600        2,900            --        3,500   $   182,210
First Trust Preferred Securities and Income ETF                64,727       14,523          (890)      78,360     1,529,587
First Trust Senior Loan Fund                                   59,444        1,556          (570)      60,430     2,924,208
First Trust Tactical High Yield ETF                            25,954          706            --       26,660     1,302,608
                                                                                                                -----------
                                                                                                                $ 5,938,613
                                                                                                                ===========

Amounts relating to these investments in First Trust Dorsey Wright at March 31, 2017, and for the fiscal year-to-date period (January 1, 2017 to March 31, 2017) are as follows:

                                                                              SHARE ACTIVITY
                                                            --------------------------------------------------
                                                            BALANCE AT                              BALANCE AT    VALUE AT
SECURITY NAME                                               12/31/2016    PURCHASES      SALES      3/31/2017    3/31/2017
---------------------------------------------------------------------------------------------------------------------------
First Trust Brazil AlphaDEX(R) Fund                             3,508          723            --        4,231   $    66,300
First Trust Chindia ETF                                         1,666          343            --        2,009        63,645
First Trust Developed Markets ex-US AlphaDEX(R) Fund            2,576          531            --        3,107       162,061
First Trust Dow Jones Internet Index Fund                      11,472        2,364            --       13,836     1,218,121
First Trust Emerging Markets AlphaDEX(R) Fund                   5,922        1,221            --        7,143       163,646
First Trust Energy AlphaDEX(R) Fund                            60,848       11,590       (72,438)          --            --
First Trust Germany AlphaDEX(R) Fund                            1,348          278            --        1,626        64,292
First Trust Industrials/Producer Durables AlphaDEX(R) Fund     26,079        5,373            --       31,452     1,079,433
First Trust Large Cap Growth AlphaDEX(R) Fund                  19,913        4,103            --       24,016     1,264,442
First Trust Latin America AlphaDEX(R) Fund                      2,700          557            --        3,257        68,202
First Trust Mid Cap Core AlphaDEX(R) Fund                      19,138        3,943            --       23,081     1,349,084
First Trust Nasdaq Bank ETF                                         -       42,075            --       42,075     1,091,426
First Trust NASDAQ-100-Technology Sector Index Fund            17,281        3,561            --       20,842     1,253,646
First Trust Small Cap Growth AlphaDEX(R) Fund                  29,139        6,004            --       35,143     1,280,259
First Trust Switzerland AlphaDEX(R) Fund                        1,248          257            --        1,505        67,409
First Trust Utilities AlphaDEX(R) Fund                         34,767        7,164            --       41,931     1,148,490
                                                                                                                -----------
                                                                                                                $10,340,456
                                                                                                                ===========


                           3. DERIVATIVE TRANSACTIONS

During the fiscal year-to-date period (January 1, 2017 to March 31, 2017), the amount of notional values of futures contracts opened and closed in First Trust Dow Jones were $24,955,445 and $24,180,890, respectively.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Variable Insurance Trust
             ------------------------------------------------------

By (Signature and Title)                /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 23, 2017
     --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 23, 2017
     --------------

By (Signature and Title)                /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: May 23, 2017
     --------------